UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer Street, Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Dividend & Income®

Fund - Institutional Class

(To be renamed Class I
effective July 1, 2015)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.03%
Actual		$ 1,000.00	$ 1,011.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.29%
Actual		$ 1,000.00	$ 1,010.50	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.85%
Actual		$ 1,000.00	$ 1,008.00	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Class C	1.79%
Actual		$ 1,000.00	$ 1,008.00	$ 8.96
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Strategic Dividend and Income	.76%
Actual		$ 1,000.00	$ 1,013.20	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,013.20	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	2.9	2.5
Chevron Corp.	2.6	2.4
Pfizer, Inc.	2.2	1.1
Procter & Gamble Co.	2.1	2.4
IBM Corp.	2.1	2.0
AT&T, Inc.	2.0	0.5
Exxon Mobil Corp.	1.8	2.5
The Coca-Cola Co.	1.8	1.2
iShares S&P 500 Index ETF	1.8	0.7
Microsoft Corp.	1.7	1.5
	21.0
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.1	33.2
Information Technology	12.5	11.2
Health Care	11.3	11.1
Consumer Staples	10.9	10.3
Energy	7.9	8.2
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Common Stocks and Equity Futures 67.8%		Common Stocks and Equity Futures 67.8%
	Preferred Stocks 9.0%		Preferred Stocks 10.7%
	Convertible Bonds 5.8%		Convertible Bonds 7.9%
	Other Investments 11.0%		Other Investments 10.6%
	Short-Term Investments and Net Other Assets (Liabilities) 6.4%		Short-Term Investments and Net Other Assets (Liabilities) 3.0%
* Foreign investments	4.9%	** Foreign investments	4.5%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 12.1%
		Principal Amount (e)	Value
Convertible Bonds - 5.8%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.3%
Tesla Motors, Inc.:
0.25% 3/1/19		$ 4,840,000	$ 4,700,850
1.25% 3/1/21		5,360,000	5,135,550
1.5% 6/1/18		1,920,000	3,931,200
			13,767,600
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21		3,740,000	4,609,550
Household Durables - 0.3%
Jarden Corp. 1.875% 9/15/18		2,230,000	3,827,238
Lennar Corp. 3.25% 11/15/21 (h)		3,150,000	6,327,563
M/I Homes, Inc. 3% 3/1/18		3,850,000	3,813,906
Standard Pacific Corp. 1.25% 8/1/32		2,460,000	2,888,963
			16,857,670
Media - 0.3%
Liberty Media Corp.:
1.375% 10/15/23		2,800,000	2,775,500
3.5% 1/15/31		18,020,000	9,546,365
			12,321,865
TOTAL CONSUMER DISCRETIONARY			47,556,685
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 2.5% 1/15/19 (j)		8,463,000	11,889,889
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Clean Energy Fuels Corp. 5.25% 10/1/18 (h)		5,430,000	4,306,669
Peabody Energy Corp. 4.75% 12/15/41		23,822,000	5,970,389
Scorpio Tankers, Inc. 2.375% 7/1/19 (h)		16,200,000	17,020,125
Ship Finance International Ltd. 3.25% 2/1/18		5,680,000	5,987,118
Whiting Petroleum Corp. 1.25% 4/1/20 (h)		4,270,000	4,675,650
			37,959,951
FINANCIALS - 0.2%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		3,890,000	3,996,975
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Insurance - 0.1%
FNF Group 4.25% 8/15/18		$ 2,150,000	$ 4,455,875
TOTAL FINANCIALS			8,452,850
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.1%
HealthSouth Corp. 2% 12/1/43		7,019,000	8,510,538
Pharmaceuticals - 0.3%
Horizon Pharma Investment Ltd. 2.5% 3/15/22 (h)		2,380,000	3,236,800
Jazz Investments I Ltd. 1.875% 8/15/21 (h)		6,670,000	7,949,806
The Medicines Co. 2.5% 1/15/22 (h)		2,290,000	2,523,294
			13,709,900
TOTAL HEALTH CARE			22,220,438
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc. 1.375% 1/1/20 (h)		6,960,000	7,381,950
Ciena Corp. 3.75% 10/15/18 (h)		4,020,000	5,605,388
InterDigital, Inc. 1.5% 3/1/20 (h)		14,960,000	15,764,100
Liberty Interactive LLC 0.75% 3/30/43		7,160,000	11,451,525
			40,202,963
Internet Software & Services - 0.6%
Gogo, Inc. 3.75% 3/1/20 (h)		2,700,000	2,856,276
Twitter, Inc.:
0.25% 9/15/19 (h)		12,470,000	11,324,319
1% 9/15/21 (h)		12,510,000	11,290,275
VeriSign, Inc. 4.136% 8/15/37 (f)		1,250,000	2,357,813
			27,828,683
Semiconductors & Semiconductor Equipment - 1.1%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		6,845,000	1,950,825
3% 12/15/20 (d)		13,470,000	3,838,950
Intel Corp. 3.25% 8/1/39		9,930,000	16,868,588
Microchip Technology, Inc.:
1.625% 2/15/25 (h)		8,900,000	9,261,563
2.125% 12/15/37		2,280,000	4,507,275
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. 3% 11/15/43		$ 10,850,000	$ 12,206,250
Xilinx, Inc. 2.625% 6/15/17		2,600,000	4,291,625
			52,925,076
Software - 0.3%
Salesforce.com, Inc. 0.25% 4/1/18		2,840,000	3,551,775
Synchronoss Technologies, Inc. 0.75% 8/15/19		4,000,000	4,490,000
TiVo, Inc. 2% 10/1/21 (h)		9,980,000	9,237,738
			17,279,513
Technology Hardware, Storage & Peripherals - 0.2%
SanDisk Corp. 1.5% 8/15/17		6,190,000	8,952,288
TOTAL INFORMATION TECHNOLOGY			147,188,523
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. 3.5% 2/1/19 (h)		9,050,000	10,840,452
TOTAL CONVERTIBLE BONDS			286,108,788
Nonconvertible Bonds - 6.3%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,216,000
Media - 0.7%
Altice SA:
7.625% 2/15/25 (h)		12,055,000	11,904,313
7.75% 5/15/22 (h)		7,270,000	7,342,700
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		7,840,000	7,957,600
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (h)		7,145,000	7,743,394
			34,948,007
Multiline Retail - 0.2%
JC Penney Corp., Inc. 8.125% 10/1/19		9,120,000	9,188,400
TOTAL CONSUMER DISCRETIONARY			47,352,407
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.1%
Tops Markets LLC 8.875% 12/15/17		$ 3,760,000	$ 3,938,600
Food Products - 0.4%
H.J. Heinz Co. 4.875% 2/15/25 (h)		13,500,000	14,546,250
Post Holdings, Inc. 7.375% 2/15/22		5,858,000	5,994,667
			20,540,917
Tobacco - 0.2%
Vector Group Ltd. 7.75% 2/15/21		11,765,000	12,647,375
TOTAL CONSUMER STAPLES			37,126,892
FINANCIALS - 2.8%
Banks - 1.6%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	9,780,023
Corestates Capital II 0.9253% 1/15/27 (h)(j)		3,000,000	2,632,500
Corestates Capital III 0.8439% 2/15/27 (h)(j)		3,960,000	3,474,900
First Maryland Capital I 1.2753% 1/15/27 (j)		2,500,000	2,237,500
First Maryland Capital II 1.1282% 2/1/27 (j)		4,100,000	3,561,875
JPMorgan Chase Capital XIII 1.2231% 9/30/34 (j)		2,750,000	2,320,313
JPMorgan Chase Capital XXI 1.2288% 1/15/87 (j)		12,500,000	10,406,250
Mellon Capital IV 4% (i)(j)		3,000,000	2,544,033
PNC Capital Trust C 0.8316% 6/1/28 (j)		9,000,000	7,897,500
Wachovia Capital Trust II 0.7753% 1/15/27 (j)		32,014,000	27,732,128
Wells Fargo Capital II 0.7782% 1/30/27 (j)		5,930,000	5,136,863
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,391,125
			80,115,010
Capital Markets - 0.6%
Argos Merger Sub, Inc. 7.125% 3/15/23 (h)		11,230,000	11,903,800
Chase Capital II 0.7782% 2/1/27 (j)		7,900,000	6,730,800
Chase Capital Trust VI 0.9032% 8/1/28 (j)		5,000,000	4,260,000
JPMorgan Chase Capital XXIII 1.2739% 5/15/47 (j)		2,500,000	1,981,500
NTC Capital II 0.8653% 4/15/27 (j)		3,500,000	3,063,231
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (j)		2,570,000	2,586,063
			30,525,394
Consumer Finance - 0.2%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,715,925
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.4%
Central Fidelity Capital Trust I 1.2753% 4/15/27 (j)		$ 2,500,000	$ 2,240,625
ILFC E-Capital Trust I 4.09% 12/21/65 (h)(j)		20,530,000	19,914,100
			22,154,725
TOTAL FINANCIALS			140,511,054
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. 4.25% 10/15/19		10,250,000	10,638,475
Kindred Escrow Corp. II 8.75% 1/15/23 (h)		6,685,000	7,420,350
			18,058,825
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24		7,310,000	7,456,200
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		5,832,000	5,277,960
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.625% 9/15/15		5,000,000	5,087,500
8.875% 9/1/17		3,000,000	3,397,500
			8,485,000
TOTAL INDUSTRIALS			21,219,160
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Dell, Inc.:
5.4% 9/10/40		5,000,000	4,525,000
6.5% 4/15/38		4,440,000	4,526,025
			9,051,025
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		3,440,000	3,113,200
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Sprint Capital Corp.:
6.875% 11/15/28		$ 3,415,000	$ 3,082,038
8.75% 3/15/32		8,139,000	8,301,780
			11,383,818
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc. 6.5% 1/15/24		6,500,000	6,857,500
TOTAL TELECOMMUNICATION SERVICES			18,241,318
UTILITIES - 0.3%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (j)		7,950,000	7,353,750
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.375% 11/1/22 (h)		3,400,000	3,629,500
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (j)		3,000,000	2,891,250
TOTAL UTILITIES			13,874,500
TOTAL NONCONVERTIBLE BONDS			308,548,381
TOTAL CORPORATE BONDS (Cost $590,816,852)			594,657,169
Common Stocks - 67.8%
	Shares
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 0.3%
Ford Motor Co.	679,800	10,312,566
General Motors Co.	212,500	7,643,625
		17,956,191
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	158,000	10,355,320
DineEquity, Inc.	85,400	8,335,040
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
McDonald's Corp.	257,600	$ 24,711,568
Wyndham Worldwide Corp.	64,100	5,442,731
		48,844,659
Media - 0.2%
Stingray Digital Group, Inc.	24,900	125,141
Time Warner, Inc.	109,900	9,284,352
		9,409,493
Multiline Retail - 0.8%
Target Corp.	502,700	39,874,164
Specialty Retail - 0.3%
Foot Locker, Inc.	95,600	6,041,920
Staples, Inc.	477,200	7,857,098
		13,899,018
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	190,386	6,733,953
VF Corp.	104,800	7,381,064
		14,115,017
TOTAL CONSUMER DISCRETIONARY		144,098,542
CONSUMER STAPLES - 9.7%
Beverages - 3.3%
Anheuser-Busch InBev SA NV ADR	82,600	9,958,256
PepsiCo, Inc.	630,700	60,818,401
SABMiller PLC	76,600	4,090,616
The Coca-Cola Co.	2,177,400	89,186,304
		164,053,577
Food & Staples Retailing - 1.0%
CVS Health Corp.	137,400	14,067,012
Wal-Mart Stores, Inc.	290,000	21,538,300
Walgreens Boots Alliance, Inc.	153,600	13,185,024
		48,790,336
Food Products - 0.8%
ConAgra Foods, Inc.	398,000	15,366,780
General Mills, Inc.	266,200	14,947,130
Kellogg Co.	151,300	9,497,101
		39,811,011
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.3%
Energizer Holdings, Inc.	58,800	$ 8,331,372
Procter & Gamble Co.	1,341,858	105,188,249
		113,519,621
Tobacco - 2.3%
Altria Group, Inc.	787,000	40,294,400
Philip Morris International, Inc.	623,018	51,754,105
Reynolds American, Inc.	153,100	11,750,425
Universal Corp.	125,900	6,482,591
		110,281,521
TOTAL CONSUMER STAPLES		476,456,066
ENERGY - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Antero Midstream Partners LP	41,200	1,174,200
Chevron Corp.	1,244,200	128,152,600
Dominion Midstream Partners LP	199,619	8,415,937
Energy Transfer Equity LP	66,900	4,594,023
Enterprise Products Partners LP	438,200	14,206,444
Enviva Partners LP	124,000	2,524,640
Exxon Mobil Corp.	1,047,800	89,272,560
Husky Energy, Inc.	852,700	16,757,790
Kinder Morgan, Inc.	433,800	17,998,362
Markwest Energy Partners LP	172,500	11,148,675
MPLX LP	68,000	4,964,000
Plains GP Holdings LP Class A	410,300	11,471,988
PrairieSky Royalty Ltd. (g)	128,800	3,459,247
QEP Midstream Partners LP	87,100	1,533,831
Suncor Energy, Inc.	182,400	5,331,489
Targa Resources Corp.	29,200	2,684,940
Tesoro Logistics LP	31,500	1,821,015
Western Gas Partners LP	25,000	1,712,500
Williams Partners LP	97,482	5,447,294
		332,671,535
FINANCIALS - 20.6%
Banks - 2.0%
Community Trust Bancorp, Inc.	152,400	4,994,148
CVB Financial Corp.	341,800	5,605,520
JPMorgan Chase & Co.	386,900	25,450,282
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
PacWest Bancorp	159,300	$ 7,150,977
Prosperity Bancshares, Inc.	77,300	4,140,961
Regions Financial Corp.	1,137,900	11,481,411
Svenska Handelsbanken AB (A Shares)	382,500	5,760,042
U.S. Bancorp	373,400	16,097,274
Valley National Bancorp (g)	473,200	4,627,896
Wells Fargo & Co.	291,400	16,306,744
		101,615,255
Capital Markets - 2.6%
Ares Capital Corp.	616,200	10,321,350
BlackRock, Inc. Class A	145,400	53,184,412
KKR & Co. LP	572,900	13,148,055
The Blackstone Group LP	1,162,200	50,904,360
		127,558,177
Consumer Finance - 0.3%
Capital One Financial Corp.	203,300	16,987,748
Insurance - 1.5%
ACE Ltd.	146,800	15,631,264
First American Financial Corp.	371,900	13,280,549
MetLife, Inc.	305,400	15,960,204
The Travelers Companies, Inc.	268,700	27,170,944
		72,042,961
Real Estate Investment Trusts - 13.9%
Agree Realty Corp.	24,300	736,533
Alexandria Real Estate Equities, Inc.	275,544	25,551,195
American Campus Communities, Inc.	403,000	15,721,030
American Realty Capital Properties, Inc.	929,900	8,248,213
Ashford Hospitality Prime, Inc.	315,700	4,969,118
AvalonBay Communities, Inc.	51,640	8,598,060
Boston Properties, Inc.	295,096	38,371,333
Camden Property Trust (SBI)	205,600	15,415,888
Cedar Shopping Centers, Inc.	902,159	6,089,573
Community Healthcare Trust, Inc.	35,900	703,640
Coresite Realty Corp.	242,700	11,455,440
Corrections Corp. of America	113,054	3,974,979
Cousins Properties, Inc.	894,940	8,636,171
DCT Industrial Trust, Inc.	524,100	17,143,311
Digital Realty Trust, Inc.	321,000	21,198,840
Duke Realty LP	654,700	12,805,932
Equity Residential (SBI)	111,015	8,250,635
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc.	143,192	$ 31,877,403
Extra Space Storage, Inc.	364,800	25,546,944
Federal Realty Investment Trust (SBI)	116,708	15,693,725
FelCor Lodging Trust, Inc.	1,820,852	19,555,950
General Growth Properties, Inc.	267,400	7,575,442
Gramercy Property Trust, Inc.	413,125	10,993,256
HCP, Inc.	762,739	29,533,254
Health Care REIT, Inc.	80,796	5,676,727
Host Hotels & Resorts, Inc.	420,497	8,376,300
Inland Real Estate Corp.	164,900	1,672,086
Kite Realty Group Trust	378,183	10,229,850
Liberty Property Trust (SBI) (g)	209,200	7,309,448
Medical Properties Trust, Inc.	525,600	7,127,136
New York (REIT), Inc.	175,510	1,626,978
Outfront Media, Inc.	268,200	7,431,822
Parkway Properties, Inc.	232,300	3,993,237
Prologis, Inc.	130,810	5,178,768
Public Storage	96,199	18,618,354
Ramco-Gershenson Properties Trust (SBI)	177,600	3,058,272
Realty Income Corp. (g)	160,100	7,295,757
RLJ Lodging Trust	578,800	17,497,124
Sabra Health Care REIT, Inc.	404,600	10,721,900
Senior Housing Properties Trust (SBI)	406,100	8,126,061
Simon Property Group, Inc.	310,015	56,236,721
SL Green Realty Corp.	230,873	27,395,390
Store Capital Corp.	396,700	8,275,162
Sun Communities, Inc.	170,882	10,784,363
Taubman Centers, Inc.	201,500	14,917,045
Terreno Realty Corp.	264,400	5,380,540
The Macerich Co.	111,500	9,155,265
UDR, Inc.	718,900	23,407,384
Urban Edge Properties	773,557	16,708,831
Ventas, Inc.	261,239	17,377,618
Vornado Realty Trust	20,714	2,069,121
WP Carey, Inc.	200,500	12,769,845
WP Glimcher, Inc.	543,057	7,640,812
		684,703,782
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	693,240	$ 15,986,114
TOTAL FINANCIALS		1,018,894,037
HEALTH CARE - 9.3%
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.	38,900	5,465,839
Medtronic PLC	284,600	21,720,672
		27,186,511
Pharmaceuticals - 8.7%
AbbVie, Inc.	466,100	31,037,599
Bristol-Myers Squibb Co.	450,300	29,089,380
Eli Lilly & Co.	568,500	44,854,650
Johnson & Johnson	1,424,544	142,653,832
Merck & Co., Inc.	720,290	43,858,458
Pfizer, Inc.	3,160,700	109,834,325
Sanofi SA sponsored ADR	369,300	18,247,113
Teva Pharmaceutical Industries Ltd. sponsored ADR	173,400	10,421,340
		429,996,697
TOTAL HEALTH CARE		457,183,208
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.7%
The Boeing Co.	74,200	10,426,584
United Technologies Corp.	191,300	22,414,621
		32,841,205
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	388,200	38,517,204
Electrical Equipment - 0.4%
Eaton Corp. PLC	301,800	21,605,862
Industrial Conglomerates - 0.8%
3M Co.	93,200	14,826,256
General Electric Co.	1,006,553	27,448,700
		42,274,956
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.2%
Deere & Co.	82,700	$ 7,747,336
TOTAL INDUSTRIALS		142,986,563
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,620,000	76,792,200
QUALCOMM, Inc.	155,900	10,863,112
		87,655,312
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	83,400	5,754,600
IT Services - 2.7%
Automatic Data Processing, Inc.	111,100	9,500,161
IBM Corp.	606,300	102,858,795
Paychex, Inc.	402,000	19,862,820
		132,221,776
Semiconductors & Semiconductor Equipment - 1.6%
Cypress Semiconductor Corp.	428,700	5,886,051
GT Advanced Technologies, Inc. rights 5/15/15 (a)	4,446,831	44
Intel Corp.	1,603,900	55,270,394
Maxim Integrated Products, Inc.	510,000	17,885,700
		79,042,189
Software - 2.3%
Microsoft Corp.	1,824,800	85,510,128
Oracle Corp.	308,300	13,407,967
Symantec Corp.	634,300	15,619,638
		114,537,733
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	128,200	16,701,896
EMC Corp.	525,900	13,852,206
Hewlett-Packard Co.	246,500	8,233,100
		38,787,202
TOTAL INFORMATION TECHNOLOGY		457,998,812
MATERIALS - 1.7%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	546,100	38,778,561
LyondellBasell Industries NV Class A	300,700	30,400,770
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	230,800	$ 7,264,001
The Dow Chemical Co.	167,600	8,726,932
		85,170,264
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,854,304	98,587,660
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	2,055,000	8,032,975
TOTAL TELECOMMUNICATION SERVICES		106,620,635
UTILITIES - 2.5%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	244,700	13,774,163
Edison International	130,200	7,917,462
Exelon Corp.	317,900	10,754,557
IDACORP, Inc.	193,300	11,495,551
PPL Corp.	680,600	23,623,626
Xcel Energy, Inc.	706,300	24,049,515
		91,614,874
Gas Utilities - 0.2%
Atmos Energy Corp.	146,000	7,886,920
Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc.	199,000	5,659,560
Multi-Utilities - 0.4%
CMS Energy Corp.	580,400	19,814,856
TOTAL UTILITIES		124,976,210
TOTAL COMMON STOCKS (Cost $2,929,318,806)		3,347,055,872
Preferred Stocks - 9.0%

Convertible Preferred Stocks - 3.6%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
William Lyon Homes, Inc. 6.50%	25,200	2,883,384
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. Series C, 2.50% (a)(h)	93,200	$ 8,108,400
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 5.75% (a)	6,700	5,502,375
Southwestern Energy Co. Series B 6.25% (a)	192,900	10,657,725
		16,160,100
FINANCIALS - 1.0%
Banks - 0.6%
Wells Fargo & Co. 7.50%	25,809	31,198,693
Real Estate Investment Trusts - 0.4%
American Tower Corp. Series A, 5.25% (a)	29,400	3,023,790
Crown Castle International Corp. 4.50%	85,300	8,773,105
Weyerhaeuser Co. Series A, 6.375%	89,500	4,852,583
		16,649,478
TOTAL FINANCIALS		47,848,171
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	22,012	7,572,348
Health Care Providers & Services - 0.4%
AmSurg Corp. Series A-1, 5.25%	57,700	7,681,313
Anthem, Inc. 5.25% (a)	155,600	8,312,152
Kindred Healthcare, Inc. 7.50% (a)	5,000	5,636,600
		21,630,065
Pharmaceuticals - 0.3%
Actavis PLC 5.50%	13,600	14,415,592
TOTAL HEALTH CARE		43,618,005
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	146,800	8,943,056
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Intelsat SA Series A, 5.75% (a)	74,475	2,327,344
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. Series A 5.50% (a)	171,800	$ 11,814,686
TOTAL TELECOMMUNICATION SERVICES		14,142,030
UTILITIES - 0.8%
Electric Utilities - 0.3%
Exelon Corp. 6.50%	212,100	10,246,551
NextEra Energy, Inc. 5.779%	51,300	2,872,287
		13,118,838
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375% (a)	65,000	7,278,700
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS (a)	226,200	15,551,250
Dominion Resources, Inc. 6.375%	59,900	3,017,762
		18,569,012
TOTAL UTILITIES		38,966,550
TOTAL CONVERTIBLE PREFERRED STOCKS		180,669,696
Nonconvertible Preferred Stocks - 5.4%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	220,000	5,880,600
FINANCIALS - 4.1%
Banks - 1.0%
Bank of America Corp. 6.50%	160,000	4,128,000
BB&T Corp. Series E, 5.625%	125,000	3,052,500
Citigroup, Inc. Series C, 5.80%	300,000	7,485,000
SunTrust Banks, Inc. Series E, 5.875%	757,800	18,876,798
U.S. Bancorp:
Series A, 3.50%	17,890	14,737,603
Series H, 5.15%	40,000	1,000,000
		49,279,901
Capital Markets - 1.3%
GMAC Capital Trust I Series 2, 8.125%	1,113,687	29,022,683
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
5.95%	65,219	$ 1,636,345
Series K, 6.375%	80,000	2,116,000
Morgan Stanley:
6.875%	200,000	5,458,000
Series I, 6.375%	120,000	3,133,200
Northern Trust Corp. Series C, 5.85%	539,882	13,885,765
State Street Corp. 6.00%	400,000	10,056,000
		65,307,993
Consumer Finance - 0.7%
Ally Financial, Inc.:
7.00% (h)	20,593	20,798,930
Series A, 8.50%	199,030	5,244,441
Capital One Financial Corp. Series D, 6.70%	160,000	4,172,800
Discover Financial Services Series B, 6.50%	200,000	5,094,000
		35,310,171
Real Estate Investment Trusts - 1.0%
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,383,800
Kimco Realty Corp. Series K, 5.625%	120,000	2,946,000
Public Storage:
Series Q, 6.50%	91,326	2,372,649
Series S, 5.90%	84,978	2,172,038
Series T, 5.75%	69,018	1,739,944
Series V, 5.375%	250,000	6,117,500
Series W, 5.20%	82,287	1,992,991
Sabra Health Care REIT, Inc. Series A, 7.125%	602,000	15,531,600
Sunstone Hotel Investors, Inc. Series D, 8.00%	204,099	5,353,517
Vornado Realty Trust Series L, 5.40%	230,000	5,253,200
		46,863,239
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	156,512	3,898,714
TOTAL FINANCIALS		200,660,018
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Corp. 6.125%	134,452	$ 3,368,023
Verizon Communications, Inc. 5.90%	370,828	9,711,985
		13,080,008
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Louisiana LLC 4.70%	150,000	3,571,500
Gulf Power Co. 5.60%	30,000	3,061,767
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%	234,116	5,841,194
Series H, 5.625%	50,121	1,255,531
Series I, 5.125%	366,273	8,720,960
Series J, 5.00%	304,771	7,247,454
SCE Trust I 5.625%	221,878	5,571,357
Southern California Edison Co.:
5.349%	44,479	4,492,379
Series D, 6.50%	54,900	5,769,650
		45,531,792
TOTAL NONCONVERTIBLE PREFERRED STOCKS		265,152,418
TOTAL PREFERRED STOCKS (Cost $407,292,241)		445,822,114
Investment Companies - 1.8%

iShares S&P 500 Index ETF (Cost $83,345,572)	407,397	86,604,454
Bank Loan Obligations - 0.5%
	Principal Amount (e)
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
H.J. Heinz Co. Tranche B 2LN, term loan 3.25% 6/7/20 (j)	$ 7,297,606	7,306,728
Bank Loan Obligations - continued
	Principal Amount (e)	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0254% 5/1/18 (j)	$ 16,050,575	$ 16,071,441
TOTAL BANK LOAN OBLIGATIONS (Cost $23,283,186)		23,378,169
Preferred Securities - 2.4%

FINANCIALS - 2.4%
Banks - 1.7%
Bank of America Corp.:
6.1% (i)(j)	1,895,000	1,935,454
6.25% (i)(j)	4,895,000	5,059,940
6.5% (i)(j)	4,000,000	4,257,705
Citigroup, Inc. 5.8% (i)(j)	4,000,000	4,040,717
JPMorgan Chase & Co.:
5.15% (i)(j)	15,000,000	14,718,200
6.1% (i)(j)	4,000,000	4,145,667
6.75% (i)(j)	10,000,000	11,123,757
7.9% (i)(j)	6,250,000	6,708,794
PNC Preferred Funding Trust I 1.9206% (h)(i)(j)	3,450,000	3,171,106
SunTrust Preferred Capital I 4% (i)(j)	6,866,000	5,775,450
USB Capital IX 3.5% (i)(j)	8,625,000	7,203,336
Wachovia Capital Trust III 5.5698% (i)(j)	8,091,000	8,113,799
Wells Fargo & Co. 5.875% (i)(j)	5,000,000	5,360,774
		81,614,699
Capital Markets - 0.4%
Goldman Sachs Capital II 4% (i)(j)	7,653,000	5,990,173
Goldman Sachs Capital III 4% (i)(j)	18,715,000	14,642,408
		20,632,581
Diversified Financial Services - 0.3%
General Electric Capital Corp.:
5.25% (i)(j)	5,000,000	5,396,154
7.125% (i)(j)	10,000,000	12,003,846
		17,400,000
TOTAL PREFERRED SECURITIES (Cost $111,278,475)		119,647,280
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	306,213,659	$ 306,213,659
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	11,250,275	11,250,275
TOTAL MONEY MARKET FUNDS (Cost $317,463,934)		317,463,934
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,462,799,066)		4,934,628,992
NET OTHER ASSETS (LIABILITIES) - 0.0%		(744,351)
NET ASSETS - 100%		$ 4,933,884,641
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $255,305,411 or 5.2% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 190,728
Fidelity Securities Lending Cash Central Fund	39,553
Total	$ 230,281
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 146,981,926	$ 143,973,401	$ 3,008,525	$ -
Consumer Staples	484,564,466	476,456,066	8,108,400	-
Energy	354,712,235	349,209,860	5,502,375	-
Financials	1,267,402,226	1,237,577,913	29,824,313	-
Health Care	500,801,213	484,807,748	15,993,465	-
Industrials	151,929,619	151,929,619	-	-
Information Technology	457,998,812	457,998,768	-	44
Materials	85,170,264	85,170,264	-	-
Telecommunication Services	133,842,673	125,809,698	8,032,975	-
Utilities	209,474,552	185,091,885	24,382,667	-
Corporate Bonds	594,657,169	-	594,657,169	-
Investment Companies	86,604,454	86,604,454	-	-
Bank Loan Obligations	23,378,169	-	23,378,169	-
Preferred Securities	119,647,280	-	119,647,280	-
Money Market Funds	317,463,934	317,463,934	-	-
Total Investments in Securities:	$ 4,934,628,992	$ 4,102,093,610	$ 832,535,338	$ 44
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	0.9%
BBB	3.3%
BB	3.8%
B	3.8%
CCC,CC,C	0.9%
Not Rated	2.3%
Equities	78.6%
Short-Term Investments and Net Other Assets	6.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,883,032) - See accompanying schedule: Unaffiliated issuers (cost $4,145,335,132)	$ 4,617,165,058
Fidelity Central Funds (cost $317,463,934)	317,463,934
Total Investments (cost $4,462,799,066)		$ 4,934,628,992
Cash		822,610
Receivable for investments sold		47,718,065
Receivable for fund shares sold		4,675,360
Dividends receivable		12,392,953
Interest receivable		6,366,169
Distributions receivable from Fidelity Central Funds		41,242
Prepaid expenses		1,585
Other receivables		29,050
Total assets		5,006,676,026

Liabilities
Payable for investments purchased	$ 51,196,623
Payable for fund shares redeemed	6,292,802
Accrued management fee	2,270,346
Distribution and service plan fees payable	571,950
Other affiliated payables	816,275
Other payables and accrued expenses	393,114
Collateral on securities loaned, at value	11,250,275
Total liabilities		72,791,385

Net Assets		$ 4,933,884,641
Net Assets consist of:
Paid in capital		$ 4,337,880,594
Undistributed net investment income		27,655,540
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		96,605,839
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		471,742,668
Net Assets		$ 4,933,884,641

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($690,758,817 ÷ 47,621,699 shares)	$ 14.51

Maximum offering price per share (100/94.25 of $14.51)	$ 15.40
Class T: Net Asset Value and redemption price per share ($238,852,589 ÷ 16,474,102 shares)	$ 14.50

Maximum offering price per share (100/96.50 of $14.50)	$ 15.03
Class B: Net Asset Value and offering price per share ($6,486,585 ÷ 447,192 shares)A	$ 14.51

Class C: Net Asset Value and offering price per share ($383,384,726 ÷ 26,552,239 shares)A	$ 14.44

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($3,246,160,559 ÷ 222,547,714 shares)	$ 14.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($368,241,365 ÷ 25,296,494 shares)	$ 14.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 66,415,728
Interest		13,484,580
Income from Fidelity Central Funds		230,281
Total income		80,130,589

Expenses
Management fee	$ 13,361,342
Transfer agent fees	4,300,775
Distribution and service plan fees	3,349,498
Accounting and security lending fees	540,579
Custodian fees and expenses	45,128
Independent trustees' compensation	10,087
Registration fees	260,397
Audit	38,693
Legal	5,293
Miscellaneous	161,432
Total expenses before reductions	22,073,224
Expense reductions	(73,070)	22,000,154
Net investment income (loss)		58,130,435
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	108,379,027
Foreign currency transactions	(137,459)
Futures contracts	2,912,426
Total net realized gain (loss)		111,153,994
Change in net unrealized appreciation (depreciation) on: Investment securities	(107,335,695)
Assets and liabilities in foreign currencies	(52,439)
Futures contracts	(1,053,771)
Total change in net unrealized appreciation (depreciation)		(108,441,905)
Net gain (loss)		2,712,089
Net increase (decrease) in net assets resulting from operations		$ 60,842,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,130,435	$ 113,076,331
Net realized gain (loss)	111,153,994	288,990,222
Change in net unrealized appreciation (depreciation)	(108,441,905)	151,478,832
Net increase (decrease) in net assets resulting from operations	60,842,524	553,545,385
Distributions to shareholders from net investment income	(61,136,073)	(99,199,882)
Distributions to shareholders from net realized gain	(273,382,132)	(55,333,769)
Total distributions	(334,518,205)	(154,533,651)
Share transactions - net increase (decrease)	716,350,743	294,214,188
Total increase (decrease) in net assets	442,675,062	693,225,922

Net Assets
Beginning of period	4,491,209,579	3,797,983,657
End of period (including undistributed net investment income of $27,655,540 and undistributed net investment income of $30,661,178, respectively)	$ 4,933,884,641	$ 4,491,209,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.46	$ 14.02	$ 12.24	$ 10.77	$ 10.23	$ 9.13
Income from Investment Operations
Net investment income (loss) E	.17	.39H	.31	.31	.30	.23I
Net realized and unrealized gain (loss)	(.02) J	1.60	1.77	1.45	.55	1.05
Total from investment operations	.15	1.99	2.08	1.76	.85	1.28
Distributions from net investment income	(.19)	(.34) K	(.30)	(.29)	(.31)	(.18)
Distributions from net realized gain	(.91)	(.21) K	-	-	-	-
Total distributions	(1.10)	(.55)	(.30)	(.29)	(.31)	(.18)
Net asset value, end of period	$ 14.51	$ 15.46	$ 14.02	$ 12.24	$ 10.77	$ 10.23
Total ReturnB, C, D	1.19%	14.63%	17.17%	16.47%	8.30%	14.16%
Ratios to Average Net Assets F, L
Expenses before reductions	1.03%A	1.03%	1.05%	1.09%	1.14%	1.16%
Expenses net of fee waivers, if any	1.03%A	1.03%	1.05%	1.09%	1.14%	1.16%
Expenses net of all reductions	1.03%A	1.02%	1.04%	1.09%	1.14%	1.16%
Net investment income (loss)	2.26%A	2.68% H	2.28%	2.60%	2.76%	2.38% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 690,759	$ 648,239	$ 530,203	$ 353,726	$ 125,190	$ 77,340
Portfolio turnover rateG	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%. JThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.45	$ 14.02	$ 12.24	$ 10.77	$ 10.22	$ 9.12
Income from Investment Operations
Net investment income (loss) E	.15	.35H	.27	.28	.27	.21I
Net realized and unrealized gain (loss)	(.02) J	1.60	1.77	1.44	.56	1.05
Total from investment operations	.13	1.95	2.04	1.72	.83	1.26
Distributions from net investment income	(.17)	(.31) K	(.26)	(.25)	(.28)	(.16)
Distributions from net realized gain	(.91)	(.21) K	-	-	-	-
Total distributions	(1.08)	(.52)	(.26)	(.25)	(.28)	(.16)
Net asset value, end of period	$ 14.50	$ 15.45	$ 14.02	$ 12.24	$ 10.77	$ 10.22
Total ReturnB, C, D	1.05%	14.28%	16.86%	16.16%	8.14%	13.92%
Ratios to Average Net Assets F, L
Expenses before reductions	1.29%A	1.28%	1.31%	1.35%	1.37%	1.39%
Expenses net of fee waivers, if any	1.29%A	1.28%	1.31%	1.35%	1.37%	1.39%
Expenses net of all reductions	1.28%A	1.28%	1.30%	1.35%	1.37%	1.39%
Net investment income (loss)	2.01%A	2.42% H	2.02%	2.34%	2.52%	2.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 238,853	$ 226,563	$ 174,568	$ 123,395	$ 78,994	$ 59,931
Portfolio turnover rateG	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.
HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%. JThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.45	$ 14.00	$ 12.22	$ 10.75	$ 10.20	$ 9.10
Income from Investment Operations
Net investment income (loss) E	.11	.27H	.19	.21	.21	.16I
Net realized and unrealized gain (loss)	(.01) J	1.60	1.77	1.45	.55	1.05
Total from investment operations	.10	1.87	1.96	1.66	.76	1.21
Distributions from net investment income	(.12)	(.21) K	(.18)	(.19)	(.21)	(.11)
Distributions from net realized gain	(.91)	(.21) K	-	-	-	-
Total distributions	(1.04) M	(.42)	(.18)	(.19)	(.21)	(.11)
Net asset value, end of period	$ 14.51	$ 15.45	$ 14.00	$ 12.22	$ 10.75	$ 10.20
Total ReturnB, C, D	.80%	13.68%	16.13%	15.51%	7.48%	13.31%
Ratios to Average Net Assets F, L
Expenses before reductions	1.85%A	1.86%	1.89%	1.91%	1.93%	1.94%
Expenses net of fee waivers, if any	1.85%A	1.86%	1.89%	1.91%	1.93%	1.94%
Expenses net of all reductions	1.84%A	1.85%	1.89%	1.91%	1.92%	1.94%
Net investment income (loss)	1.45%A	1.85% H	1.44%	1.78%	1.97%	1.60% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,487	$ 8,183	$ 11,912	$ 13,962	$ 12,754	$ 15,442
Portfolio turnover rateG	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%. JThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MTotal distributions of $1.04 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.914 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.39	$ 13.97	$ 12.20	$ 10.75	$ 10.21	$ 9.11
Income from Investment Operations
Net investment income (loss) E	.11	.28H	.20	.22	.22	.16I
Net realized and unrealized gain (loss)	(.01) J	1.59	1.77	1.44	.55	1.05
Total from investment operations	.10	1.87	1.97	1.66	.77	1.21
Distributions from net investment income	(.13)	(.24) K	(.20)	(.21)	(.23)	(.11)
Distributions from net realized gain	(.91)	(.21) K	-	-	-	-
Total distributions	(1.05) M	(.45)	(.20)	(.21)	(.23)	(.11)
Net asset value, end of period	$ 14.44	$ 15.39	$ 13.97	$ 12.20	$ 10.75	$ 10.21
Total ReturnB, C, D	.80%	13.72%	16.31%	15.54%	7.54%	13.33%
Ratios to Average Net Assets F, L
Expenses before reductions	1.79%A	1.79%	1.81%	1.84%	1.88%	1.91%
Expenses net of fee waivers, if any	1.79%A	1.79%	1.81%	1.84%	1.88%	1.91%
Expenses net of all reductions	1.79%A	1.78%	1.80%	1.84%	1.87%	1.91%
Net investment income (loss)	1.51%A	1.92% H	1.53%	1.85%	2.02%	1.63% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 383,385	$ 351,654	$ 253,825	$ 140,428	$ 59,464	$ 39,889
Portfolio turnover rateG	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%. JThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MTotal distributions of $1.05 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.914 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.54	$ 14.09	$ 12.30	$ 10.82	$ 10.27	$ 9.16
Income from Investment Operations
Net investment income (loss) D	.19	.43G	.34	.34	.33	.27H
Net realized and unrealized gain (loss)	(.02) I	1.61	1.78	1.45	.56	1.05
Total from investment operations	.17	2.04	2.12	1.79	.89	1.32
Distributions from net investment income	(.21)	(.38) J	(.33)	(.31)	(.34)	(.21)
Distributions from net realized gain	(.91)	(.21) J	-	-	-	-
Total distributions	(1.12)	(.59)	(.33)	(.31)	(.34)	(.21)
Net asset value, end of period	$ 14.59	$ 15.54	$ 14.09	$ 12.30	$ 10.82	$ 10.27
Total ReturnB, C	1.32%	14.93%	17.48%	16.77%	8.69%	14.57%
Ratios to Average Net Assets E, K
Expenses before reductions	.76%A	.74%	.77%	.81%	.84%	.86%
Expenses net of fee waivers, if any	.76%A	.74%	.77%	.81%	.84%	.86%
Expenses net of all reductions	.76%A	.74%	.76%	.80%	.84%	.86%
Net investment income (loss)	2.53%A	2.96% G	2.56%	2.89%	3.06%	2.68% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,246,161	$ 2,920,815	$ 2,581,720	$ 2,190,089	$ 1,138,764	$ 542,828
Portfolio turnover rateF	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%. IThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.51	$ 14.07	$ 12.28	$ 10.80	$ 10.26	$ 9.15
Income from Investment Operations
Net investment income (loss) D	.18	.43G	.34	.34	.33	.27H
Net realized and unrealized gain (loss)	(.01) I	1.60	1.78	1.46	.55	1.06
Total from investment operations	.17	2.03	2.12	1.80	.88	1.33
Distributions from net investment income	(.21)	(.38) J	(.33)	(.32)	(.34)	(.22)
Distributions from net realized gain	(.91)	(.21) J	-	-	-	-
Total distributions	(1.12)	(.59)	(.33)	(.32)	(.34)	(.22)
Net asset value, end of period	$ 14.56	$ 15.51	$ 14.07	$ 12.28	$ 10.80	$ 10.26
Total ReturnB, C	1.32%	14.87%	17.50%	16.83%	8.61%	14.61%
Ratios to Average Net Assets E, K
Expenses before reductions	.78%A	.76%	.78%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.78%A	.76%	.78%	.81%	.83%	.83%
Expenses net of all reductions	.77%A	.76%	.77%	.81%	.82%	.83%
Net investment income (loss)	2.52%A	2.94% G	2.55%	2.88%	3.07%	2.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 368,241	$ 335,756	$ 245,756	$ 153,453	$ 32,356	$ 19,705
Portfolio turnover rateF	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%. IThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity® Strategic Dividend & Income® Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended November 30, 2014.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 574,172,551
Gross unrealized depreciation	(99,927,601)
Net unrealized appreciation (depreciation) on securities	$ 474,244,950

Tax cost	$ 4,460,384,042

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $2,912,426 and a change in net unrealized appreciation (depreciation) of $(1,053,771) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,615,992,220 and $1,283,474,483, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 848,150	$ 26,529
Class T	.25%	.25%	588,620	6,516
Class B	.75%	.25%	37,049	27,900
Class C	.75%	.25%	1,875,679	416,761
			$ 3,349,498	$ 477,706

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 202,123
Class T	42,822
Class B*	1,004
Class C*	22,918
$ 268,867

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 642,868.19
Class T	228,387.19
Class B	9,421.25
Class C	369,675.20
Strategic Dividend and Income	2,720,531.17
Institutional Class	329,893.18
	$ 4,300,775

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,452 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,681 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $39,553. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $70,217 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $821.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Strategic Dividend and Income expenses during the period in the amount of $2,032.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 8,367,503	$ 13,559,959
Class T	2,599,878	4,072,749
Class B	63,148	152,413
Class C	3,232,480	4,781,516
Strategic Dividend and Income	42,053,478	69,694,249
Institutional Class	4,819,586	6,938,996
Total	$ 61,136,073	$ 99,199,882
From net realized gain
Class A	$ 39,156,029	$ 7,846,336
Class T	13,653,434	2,541,036
Class B	475,119	172,677
Class C	21,433,098	3,806,533
Strategic Dividend and Income	178,421,481	37,341,504
Institutional Class	20,242,971	3,625,683
Total	$ 273,382,132	$ 55,333,769

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	7,535,955	11,866,330	$ 109,913,242	$ 173,633,126
Reinvestment of distributions	3,172,862	1,330,070	45,491,664	18,839,208
Shares redeemed	(5,012,101)	(9,084,861)	(72,991,055)	(132,112,070)
Net increase (decrease)	5,696,716	4,111,539	$ 82,413,851	$ 60,360,264

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class T
Shares sold	2,528,530	4,410,840	$ 36,862,588	$ 64,417,078
Reinvestment of distributions	1,079,974	433,378	15,482,091	6,127,810
Shares redeemed	(1,795,162)	(2,637,920)	(26,151,390)	(38,205,613)
Net increase (decrease)	1,813,342	2,206,298	$ 26,193,289	$ 32,339,275
Class B
Shares sold	23,996	63,103	$ 351,471	$ 913,256
Reinvestment of distributions	35,194	20,264	505,140	283,704
Shares redeemed	(141,516)	(404,427)	(2,067,645)	(5,875,260)
Net increase (decrease)	(82,326)	(321,060)	$ (1,211,034)	$ (4,678,300)
Class C
Shares sold	4,795,809	7,158,259	$ 69,696,368	$ 104,198,642
Reinvestment of distributions	1,610,791	534,555	23,027,238	7,518,607
Shares redeemed	(2,697,228)	(3,021,008)	(39,123,388)	(43,661,560)
Net increase (decrease)	3,709,372	4,671,806	$ 53,600,218	$ 68,055,689
Strategic Dividend and Income
Shares sold	45,389,957	40,428,947	$ 663,291,844	$ 593,910,146
Reinvestment of distributions	13,880,906	6,806,104	200,041,522	96,721,198
Shares redeemed	(24,658,462)	(42,540,657)	(361,532,247)	(615,164,613)
Net increase (decrease)	34,612,401	4,694,394	$ 501,801,119	$ 75,466,731
Institutional Class
Shares sold	6,764,995	8,267,802	$ 99,081,135	$ 122,019,925
Reinvestment of distributions	1,477,756	474,725	21,247,649	6,745,227
Shares redeemed	(4,588,551)	(4,571,966)	(66,775,484)	(66,094,623)
Net increase (decrease)	3,654,200	4,170,561	$ 53,553,300	$ 62,670,529

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ASDII-USAN-0715
1.802530.111
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Dividend & Income®

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.03%
Actual		$ 1,000.00	$ 1,011.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.29%
Actual		$ 1,000.00	$ 1,010.50	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.85%
Actual		$ 1,000.00	$ 1,008.00	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Class C	1.79%
Actual		$ 1,000.00	$ 1,008.00	$ 8.96
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Strategic Dividend and Income	.76%
Actual		$ 1,000.00	$ 1,013.20	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,013.20	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	2.9	2.5
Chevron Corp.	2.6	2.4
Pfizer, Inc.	2.2	1.1
Procter & Gamble Co.	2.1	2.4
IBM Corp.	2.1	2.0
AT&T, Inc.	2.0	0.5
Exxon Mobil Corp.	1.8	2.5
The Coca-Cola Co.	1.8	1.2
iShares S&P 500 Index ETF	1.8	0.7
Microsoft Corp.	1.7	1.5
	21.0
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.1	33.2
Information Technology	12.5	11.2
Health Care	11.3	11.1
Consumer Staples	10.9	10.3
Energy	7.9	8.2
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Common Stocks and Equity Futures 67.8%		Common Stocks and Equity Futures 67.8%
	Preferred Stocks 9.0%		Preferred Stocks 10.7%
	Convertible Bonds 5.8%		Convertible Bonds 7.9%
	Other Investments 11.0%		Other Investments 10.6%
	Short-Term Investments and Net Other Assets (Liabilities) 6.4%		Short-Term Investments and Net Other Assets (Liabilities) 3.0%
* Foreign investments	4.9%	** Foreign investments	4.5%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 12.1%
		Principal Amount (e)	Value
Convertible Bonds - 5.8%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.3%
Tesla Motors, Inc.:
0.25% 3/1/19		$ 4,840,000	$ 4,700,850
1.25% 3/1/21		5,360,000	5,135,550
1.5% 6/1/18		1,920,000	3,931,200
			13,767,600
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21		3,740,000	4,609,550
Household Durables - 0.3%
Jarden Corp. 1.875% 9/15/18		2,230,000	3,827,238
Lennar Corp. 3.25% 11/15/21 (h)		3,150,000	6,327,563
M/I Homes, Inc. 3% 3/1/18		3,850,000	3,813,906
Standard Pacific Corp. 1.25% 8/1/32		2,460,000	2,888,963
			16,857,670
Media - 0.3%
Liberty Media Corp.:
1.375% 10/15/23		2,800,000	2,775,500
3.5% 1/15/31		18,020,000	9,546,365
			12,321,865
TOTAL CONSUMER DISCRETIONARY			47,556,685
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 2.5% 1/15/19 (j)		8,463,000	11,889,889
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Clean Energy Fuels Corp. 5.25% 10/1/18 (h)		5,430,000	4,306,669
Peabody Energy Corp. 4.75% 12/15/41		23,822,000	5,970,389
Scorpio Tankers, Inc. 2.375% 7/1/19 (h)		16,200,000	17,020,125
Ship Finance International Ltd. 3.25% 2/1/18		5,680,000	5,987,118
Whiting Petroleum Corp. 1.25% 4/1/20 (h)		4,270,000	4,675,650
			37,959,951
FINANCIALS - 0.2%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		3,890,000	3,996,975
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Insurance - 0.1%
FNF Group 4.25% 8/15/18		$ 2,150,000	$ 4,455,875
TOTAL FINANCIALS			8,452,850
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.1%
HealthSouth Corp. 2% 12/1/43		7,019,000	8,510,538
Pharmaceuticals - 0.3%
Horizon Pharma Investment Ltd. 2.5% 3/15/22 (h)		2,380,000	3,236,800
Jazz Investments I Ltd. 1.875% 8/15/21 (h)		6,670,000	7,949,806
The Medicines Co. 2.5% 1/15/22 (h)		2,290,000	2,523,294
			13,709,900
TOTAL HEALTH CARE			22,220,438
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc. 1.375% 1/1/20 (h)		6,960,000	7,381,950
Ciena Corp. 3.75% 10/15/18 (h)		4,020,000	5,605,388
InterDigital, Inc. 1.5% 3/1/20 (h)		14,960,000	15,764,100
Liberty Interactive LLC 0.75% 3/30/43		7,160,000	11,451,525
			40,202,963
Internet Software & Services - 0.6%
Gogo, Inc. 3.75% 3/1/20 (h)		2,700,000	2,856,276
Twitter, Inc.:
0.25% 9/15/19 (h)		12,470,000	11,324,319
1% 9/15/21 (h)		12,510,000	11,290,275
VeriSign, Inc. 4.136% 8/15/37 (f)		1,250,000	2,357,813
			27,828,683
Semiconductors & Semiconductor Equipment - 1.1%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		6,845,000	1,950,825
3% 12/15/20 (d)		13,470,000	3,838,950
Intel Corp. 3.25% 8/1/39		9,930,000	16,868,588
Microchip Technology, Inc.:
1.625% 2/15/25 (h)		8,900,000	9,261,563
2.125% 12/15/37		2,280,000	4,507,275
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. 3% 11/15/43		$ 10,850,000	$ 12,206,250
Xilinx, Inc. 2.625% 6/15/17		2,600,000	4,291,625
			52,925,076
Software - 0.3%
Salesforce.com, Inc. 0.25% 4/1/18		2,840,000	3,551,775
Synchronoss Technologies, Inc. 0.75% 8/15/19		4,000,000	4,490,000
TiVo, Inc. 2% 10/1/21 (h)		9,980,000	9,237,738
			17,279,513
Technology Hardware, Storage & Peripherals - 0.2%
SanDisk Corp. 1.5% 8/15/17		6,190,000	8,952,288
TOTAL INFORMATION TECHNOLOGY			147,188,523
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. 3.5% 2/1/19 (h)		9,050,000	10,840,452
TOTAL CONVERTIBLE BONDS			286,108,788
Nonconvertible Bonds - 6.3%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,216,000
Media - 0.7%
Altice SA:
7.625% 2/15/25 (h)		12,055,000	11,904,313
7.75% 5/15/22 (h)		7,270,000	7,342,700
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		7,840,000	7,957,600
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (h)		7,145,000	7,743,394
			34,948,007
Multiline Retail - 0.2%
JC Penney Corp., Inc. 8.125% 10/1/19		9,120,000	9,188,400
TOTAL CONSUMER DISCRETIONARY			47,352,407
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.1%
Tops Markets LLC 8.875% 12/15/17		$ 3,760,000	$ 3,938,600
Food Products - 0.4%
H.J. Heinz Co. 4.875% 2/15/25 (h)		13,500,000	14,546,250
Post Holdings, Inc. 7.375% 2/15/22		5,858,000	5,994,667
			20,540,917
Tobacco - 0.2%
Vector Group Ltd. 7.75% 2/15/21		11,765,000	12,647,375
TOTAL CONSUMER STAPLES			37,126,892
FINANCIALS - 2.8%
Banks - 1.6%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	9,780,023
Corestates Capital II 0.9253% 1/15/27 (h)(j)		3,000,000	2,632,500
Corestates Capital III 0.8439% 2/15/27 (h)(j)		3,960,000	3,474,900
First Maryland Capital I 1.2753% 1/15/27 (j)		2,500,000	2,237,500
First Maryland Capital II 1.1282% 2/1/27 (j)		4,100,000	3,561,875
JPMorgan Chase Capital XIII 1.2231% 9/30/34 (j)		2,750,000	2,320,313
JPMorgan Chase Capital XXI 1.2288% 1/15/87 (j)		12,500,000	10,406,250
Mellon Capital IV 4% (i)(j)		3,000,000	2,544,033
PNC Capital Trust C 0.8316% 6/1/28 (j)		9,000,000	7,897,500
Wachovia Capital Trust II 0.7753% 1/15/27 (j)		32,014,000	27,732,128
Wells Fargo Capital II 0.7782% 1/30/27 (j)		5,930,000	5,136,863
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,391,125
			80,115,010
Capital Markets - 0.6%
Argos Merger Sub, Inc. 7.125% 3/15/23 (h)		11,230,000	11,903,800
Chase Capital II 0.7782% 2/1/27 (j)		7,900,000	6,730,800
Chase Capital Trust VI 0.9032% 8/1/28 (j)		5,000,000	4,260,000
JPMorgan Chase Capital XXIII 1.2739% 5/15/47 (j)		2,500,000	1,981,500
NTC Capital II 0.8653% 4/15/27 (j)		3,500,000	3,063,231
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (j)		2,570,000	2,586,063
			30,525,394
Consumer Finance - 0.2%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,715,925
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.4%
Central Fidelity Capital Trust I 1.2753% 4/15/27 (j)		$ 2,500,000	$ 2,240,625
ILFC E-Capital Trust I 4.09% 12/21/65 (h)(j)		20,530,000	19,914,100
			22,154,725
TOTAL FINANCIALS			140,511,054
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. 4.25% 10/15/19		10,250,000	10,638,475
Kindred Escrow Corp. II 8.75% 1/15/23 (h)		6,685,000	7,420,350
			18,058,825
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24		7,310,000	7,456,200
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		5,832,000	5,277,960
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.625% 9/15/15		5,000,000	5,087,500
8.875% 9/1/17		3,000,000	3,397,500
			8,485,000
TOTAL INDUSTRIALS			21,219,160
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Dell, Inc.:
5.4% 9/10/40		5,000,000	4,525,000
6.5% 4/15/38		4,440,000	4,526,025
			9,051,025
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		3,440,000	3,113,200
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Sprint Capital Corp.:
6.875% 11/15/28		$ 3,415,000	$ 3,082,038
8.75% 3/15/32		8,139,000	8,301,780
			11,383,818
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc. 6.5% 1/15/24		6,500,000	6,857,500
TOTAL TELECOMMUNICATION SERVICES			18,241,318
UTILITIES - 0.3%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (j)		7,950,000	7,353,750
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.375% 11/1/22 (h)		3,400,000	3,629,500
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (j)		3,000,000	2,891,250
TOTAL UTILITIES			13,874,500
TOTAL NONCONVERTIBLE BONDS			308,548,381
TOTAL CORPORATE BONDS (Cost $590,816,852)			594,657,169
Common Stocks - 67.8%
	Shares
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 0.3%
Ford Motor Co.	679,800	10,312,566
General Motors Co.	212,500	7,643,625
		17,956,191
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	158,000	10,355,320
DineEquity, Inc.	85,400	8,335,040
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
McDonald's Corp.	257,600	$ 24,711,568
Wyndham Worldwide Corp.	64,100	5,442,731
		48,844,659
Media - 0.2%
Stingray Digital Group, Inc.	24,900	125,141
Time Warner, Inc.	109,900	9,284,352
		9,409,493
Multiline Retail - 0.8%
Target Corp.	502,700	39,874,164
Specialty Retail - 0.3%
Foot Locker, Inc.	95,600	6,041,920
Staples, Inc.	477,200	7,857,098
		13,899,018
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	190,386	6,733,953
VF Corp.	104,800	7,381,064
		14,115,017
TOTAL CONSUMER DISCRETIONARY		144,098,542
CONSUMER STAPLES - 9.7%
Beverages - 3.3%
Anheuser-Busch InBev SA NV ADR	82,600	9,958,256
PepsiCo, Inc.	630,700	60,818,401
SABMiller PLC	76,600	4,090,616
The Coca-Cola Co.	2,177,400	89,186,304
		164,053,577
Food & Staples Retailing - 1.0%
CVS Health Corp.	137,400	14,067,012
Wal-Mart Stores, Inc.	290,000	21,538,300
Walgreens Boots Alliance, Inc.	153,600	13,185,024
		48,790,336
Food Products - 0.8%
ConAgra Foods, Inc.	398,000	15,366,780
General Mills, Inc.	266,200	14,947,130
Kellogg Co.	151,300	9,497,101
		39,811,011
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.3%
Energizer Holdings, Inc.	58,800	$ 8,331,372
Procter & Gamble Co.	1,341,858	105,188,249
		113,519,621
Tobacco - 2.3%
Altria Group, Inc.	787,000	40,294,400
Philip Morris International, Inc.	623,018	51,754,105
Reynolds American, Inc.	153,100	11,750,425
Universal Corp.	125,900	6,482,591
		110,281,521
TOTAL CONSUMER STAPLES		476,456,066
ENERGY - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Antero Midstream Partners LP	41,200	1,174,200
Chevron Corp.	1,244,200	128,152,600
Dominion Midstream Partners LP	199,619	8,415,937
Energy Transfer Equity LP	66,900	4,594,023
Enterprise Products Partners LP	438,200	14,206,444
Enviva Partners LP	124,000	2,524,640
Exxon Mobil Corp.	1,047,800	89,272,560
Husky Energy, Inc.	852,700	16,757,790
Kinder Morgan, Inc.	433,800	17,998,362
Markwest Energy Partners LP	172,500	11,148,675
MPLX LP	68,000	4,964,000
Plains GP Holdings LP Class A	410,300	11,471,988
PrairieSky Royalty Ltd. (g)	128,800	3,459,247
QEP Midstream Partners LP	87,100	1,533,831
Suncor Energy, Inc.	182,400	5,331,489
Targa Resources Corp.	29,200	2,684,940
Tesoro Logistics LP	31,500	1,821,015
Western Gas Partners LP	25,000	1,712,500
Williams Partners LP	97,482	5,447,294
		332,671,535
FINANCIALS - 20.6%
Banks - 2.0%
Community Trust Bancorp, Inc.	152,400	4,994,148
CVB Financial Corp.	341,800	5,605,520
JPMorgan Chase & Co.	386,900	25,450,282
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
PacWest Bancorp	159,300	$ 7,150,977
Prosperity Bancshares, Inc.	77,300	4,140,961
Regions Financial Corp.	1,137,900	11,481,411
Svenska Handelsbanken AB (A Shares)	382,500	5,760,042
U.S. Bancorp	373,400	16,097,274
Valley National Bancorp (g)	473,200	4,627,896
Wells Fargo & Co.	291,400	16,306,744
		101,615,255
Capital Markets - 2.6%
Ares Capital Corp.	616,200	10,321,350
BlackRock, Inc. Class A	145,400	53,184,412
KKR & Co. LP	572,900	13,148,055
The Blackstone Group LP	1,162,200	50,904,360
		127,558,177
Consumer Finance - 0.3%
Capital One Financial Corp.	203,300	16,987,748
Insurance - 1.5%
ACE Ltd.	146,800	15,631,264
First American Financial Corp.	371,900	13,280,549
MetLife, Inc.	305,400	15,960,204
The Travelers Companies, Inc.	268,700	27,170,944
		72,042,961
Real Estate Investment Trusts - 13.9%
Agree Realty Corp.	24,300	736,533
Alexandria Real Estate Equities, Inc.	275,544	25,551,195
American Campus Communities, Inc.	403,000	15,721,030
American Realty Capital Properties, Inc.	929,900	8,248,213
Ashford Hospitality Prime, Inc.	315,700	4,969,118
AvalonBay Communities, Inc.	51,640	8,598,060
Boston Properties, Inc.	295,096	38,371,333
Camden Property Trust (SBI)	205,600	15,415,888
Cedar Shopping Centers, Inc.	902,159	6,089,573
Community Healthcare Trust, Inc.	35,900	703,640
Coresite Realty Corp.	242,700	11,455,440
Corrections Corp. of America	113,054	3,974,979
Cousins Properties, Inc.	894,940	8,636,171
DCT Industrial Trust, Inc.	524,100	17,143,311
Digital Realty Trust, Inc.	321,000	21,198,840
Duke Realty LP	654,700	12,805,932
Equity Residential (SBI)	111,015	8,250,635
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc.	143,192	$ 31,877,403
Extra Space Storage, Inc.	364,800	25,546,944
Federal Realty Investment Trust (SBI)	116,708	15,693,725
FelCor Lodging Trust, Inc.	1,820,852	19,555,950
General Growth Properties, Inc.	267,400	7,575,442
Gramercy Property Trust, Inc.	413,125	10,993,256
HCP, Inc.	762,739	29,533,254
Health Care REIT, Inc.	80,796	5,676,727
Host Hotels & Resorts, Inc.	420,497	8,376,300
Inland Real Estate Corp.	164,900	1,672,086
Kite Realty Group Trust	378,183	10,229,850
Liberty Property Trust (SBI) (g)	209,200	7,309,448
Medical Properties Trust, Inc.	525,600	7,127,136
New York (REIT), Inc.	175,510	1,626,978
Outfront Media, Inc.	268,200	7,431,822
Parkway Properties, Inc.	232,300	3,993,237
Prologis, Inc.	130,810	5,178,768
Public Storage	96,199	18,618,354
Ramco-Gershenson Properties Trust (SBI)	177,600	3,058,272
Realty Income Corp. (g)	160,100	7,295,757
RLJ Lodging Trust	578,800	17,497,124
Sabra Health Care REIT, Inc.	404,600	10,721,900
Senior Housing Properties Trust (SBI)	406,100	8,126,061
Simon Property Group, Inc.	310,015	56,236,721
SL Green Realty Corp.	230,873	27,395,390
Store Capital Corp.	396,700	8,275,162
Sun Communities, Inc.	170,882	10,784,363
Taubman Centers, Inc.	201,500	14,917,045
Terreno Realty Corp.	264,400	5,380,540
The Macerich Co.	111,500	9,155,265
UDR, Inc.	718,900	23,407,384
Urban Edge Properties	773,557	16,708,831
Ventas, Inc.	261,239	17,377,618
Vornado Realty Trust	20,714	2,069,121
WP Carey, Inc.	200,500	12,769,845
WP Glimcher, Inc.	543,057	7,640,812
		684,703,782
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	693,240	$ 15,986,114
TOTAL FINANCIALS		1,018,894,037
HEALTH CARE - 9.3%
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.	38,900	5,465,839
Medtronic PLC	284,600	21,720,672
		27,186,511
Pharmaceuticals - 8.7%
AbbVie, Inc.	466,100	31,037,599
Bristol-Myers Squibb Co.	450,300	29,089,380
Eli Lilly & Co.	568,500	44,854,650
Johnson & Johnson	1,424,544	142,653,832
Merck & Co., Inc.	720,290	43,858,458
Pfizer, Inc.	3,160,700	109,834,325
Sanofi SA sponsored ADR	369,300	18,247,113
Teva Pharmaceutical Industries Ltd. sponsored ADR	173,400	10,421,340
		429,996,697
TOTAL HEALTH CARE		457,183,208
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.7%
The Boeing Co.	74,200	10,426,584
United Technologies Corp.	191,300	22,414,621
		32,841,205
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	388,200	38,517,204
Electrical Equipment - 0.4%
Eaton Corp. PLC	301,800	21,605,862
Industrial Conglomerates - 0.8%
3M Co.	93,200	14,826,256
General Electric Co.	1,006,553	27,448,700
		42,274,956
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.2%
Deere & Co.	82,700	$ 7,747,336
TOTAL INDUSTRIALS		142,986,563
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,620,000	76,792,200
QUALCOMM, Inc.	155,900	10,863,112
		87,655,312
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	83,400	5,754,600
IT Services - 2.7%
Automatic Data Processing, Inc.	111,100	9,500,161
IBM Corp.	606,300	102,858,795
Paychex, Inc.	402,000	19,862,820
		132,221,776
Semiconductors & Semiconductor Equipment - 1.6%
Cypress Semiconductor Corp.	428,700	5,886,051
GT Advanced Technologies, Inc. rights 5/15/15 (a)	4,446,831	44
Intel Corp.	1,603,900	55,270,394
Maxim Integrated Products, Inc.	510,000	17,885,700
		79,042,189
Software - 2.3%
Microsoft Corp.	1,824,800	85,510,128
Oracle Corp.	308,300	13,407,967
Symantec Corp.	634,300	15,619,638
		114,537,733
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	128,200	16,701,896
EMC Corp.	525,900	13,852,206
Hewlett-Packard Co.	246,500	8,233,100
		38,787,202
TOTAL INFORMATION TECHNOLOGY		457,998,812
MATERIALS - 1.7%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	546,100	38,778,561
LyondellBasell Industries NV Class A	300,700	30,400,770
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	230,800	$ 7,264,001
The Dow Chemical Co.	167,600	8,726,932
		85,170,264
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,854,304	98,587,660
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	2,055,000	8,032,975
TOTAL TELECOMMUNICATION SERVICES		106,620,635
UTILITIES - 2.5%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	244,700	13,774,163
Edison International	130,200	7,917,462
Exelon Corp.	317,900	10,754,557
IDACORP, Inc.	193,300	11,495,551
PPL Corp.	680,600	23,623,626
Xcel Energy, Inc.	706,300	24,049,515
		91,614,874
Gas Utilities - 0.2%
Atmos Energy Corp.	146,000	7,886,920
Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc.	199,000	5,659,560
Multi-Utilities - 0.4%
CMS Energy Corp.	580,400	19,814,856
TOTAL UTILITIES		124,976,210
TOTAL COMMON STOCKS (Cost $2,929,318,806)		3,347,055,872
Preferred Stocks - 9.0%

Convertible Preferred Stocks - 3.6%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
William Lyon Homes, Inc. 6.50%	25,200	2,883,384
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. Series C, 2.50% (a)(h)	93,200	$ 8,108,400
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 5.75% (a)	6,700	5,502,375
Southwestern Energy Co. Series B 6.25% (a)	192,900	10,657,725
		16,160,100
FINANCIALS - 1.0%
Banks - 0.6%
Wells Fargo & Co. 7.50%	25,809	31,198,693
Real Estate Investment Trusts - 0.4%
American Tower Corp. Series A, 5.25% (a)	29,400	3,023,790
Crown Castle International Corp. 4.50%	85,300	8,773,105
Weyerhaeuser Co. Series A, 6.375%	89,500	4,852,583
		16,649,478
TOTAL FINANCIALS		47,848,171
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	22,012	7,572,348
Health Care Providers & Services - 0.4%
AmSurg Corp. Series A-1, 5.25%	57,700	7,681,313
Anthem, Inc. 5.25% (a)	155,600	8,312,152
Kindred Healthcare, Inc. 7.50% (a)	5,000	5,636,600
		21,630,065
Pharmaceuticals - 0.3%
Actavis PLC 5.50%	13,600	14,415,592
TOTAL HEALTH CARE		43,618,005
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	146,800	8,943,056
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Intelsat SA Series A, 5.75% (a)	74,475	2,327,344
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. Series A 5.50% (a)	171,800	$ 11,814,686
TOTAL TELECOMMUNICATION SERVICES		14,142,030
UTILITIES - 0.8%
Electric Utilities - 0.3%
Exelon Corp. 6.50%	212,100	10,246,551
NextEra Energy, Inc. 5.779%	51,300	2,872,287
		13,118,838
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375% (a)	65,000	7,278,700
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS (a)	226,200	15,551,250
Dominion Resources, Inc. 6.375%	59,900	3,017,762
		18,569,012
TOTAL UTILITIES		38,966,550
TOTAL CONVERTIBLE PREFERRED STOCKS		180,669,696
Nonconvertible Preferred Stocks - 5.4%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	220,000	5,880,600
FINANCIALS - 4.1%
Banks - 1.0%
Bank of America Corp. 6.50%	160,000	4,128,000
BB&T Corp. Series E, 5.625%	125,000	3,052,500
Citigroup, Inc. Series C, 5.80%	300,000	7,485,000
SunTrust Banks, Inc. Series E, 5.875%	757,800	18,876,798
U.S. Bancorp:
Series A, 3.50%	17,890	14,737,603
Series H, 5.15%	40,000	1,000,000
		49,279,901
Capital Markets - 1.3%
GMAC Capital Trust I Series 2, 8.125%	1,113,687	29,022,683
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
5.95%	65,219	$ 1,636,345
Series K, 6.375%	80,000	2,116,000
Morgan Stanley:
6.875%	200,000	5,458,000
Series I, 6.375%	120,000	3,133,200
Northern Trust Corp. Series C, 5.85%	539,882	13,885,765
State Street Corp. 6.00%	400,000	10,056,000
		65,307,993
Consumer Finance - 0.7%
Ally Financial, Inc.:
7.00% (h)	20,593	20,798,930
Series A, 8.50%	199,030	5,244,441
Capital One Financial Corp. Series D, 6.70%	160,000	4,172,800
Discover Financial Services Series B, 6.50%	200,000	5,094,000
		35,310,171
Real Estate Investment Trusts - 1.0%
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,383,800
Kimco Realty Corp. Series K, 5.625%	120,000	2,946,000
Public Storage:
Series Q, 6.50%	91,326	2,372,649
Series S, 5.90%	84,978	2,172,038
Series T, 5.75%	69,018	1,739,944
Series V, 5.375%	250,000	6,117,500
Series W, 5.20%	82,287	1,992,991
Sabra Health Care REIT, Inc. Series A, 7.125%	602,000	15,531,600
Sunstone Hotel Investors, Inc. Series D, 8.00%	204,099	5,353,517
Vornado Realty Trust Series L, 5.40%	230,000	5,253,200
		46,863,239
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	156,512	3,898,714
TOTAL FINANCIALS		200,660,018
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Corp. 6.125%	134,452	$ 3,368,023
Verizon Communications, Inc. 5.90%	370,828	9,711,985
		13,080,008
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Louisiana LLC 4.70%	150,000	3,571,500
Gulf Power Co. 5.60%	30,000	3,061,767
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%	234,116	5,841,194
Series H, 5.625%	50,121	1,255,531
Series I, 5.125%	366,273	8,720,960
Series J, 5.00%	304,771	7,247,454
SCE Trust I 5.625%	221,878	5,571,357
Southern California Edison Co.:
5.349%	44,479	4,492,379
Series D, 6.50%	54,900	5,769,650
		45,531,792
TOTAL NONCONVERTIBLE PREFERRED STOCKS		265,152,418
TOTAL PREFERRED STOCKS (Cost $407,292,241)		445,822,114
Investment Companies - 1.8%

iShares S&P 500 Index ETF (Cost $83,345,572)	407,397	86,604,454
Bank Loan Obligations - 0.5%
	Principal Amount (e)
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
H.J. Heinz Co. Tranche B 2LN, term loan 3.25% 6/7/20 (j)	$ 7,297,606	7,306,728
Bank Loan Obligations - continued
	Principal Amount (e)	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0254% 5/1/18 (j)	$ 16,050,575	$ 16,071,441
TOTAL BANK LOAN OBLIGATIONS (Cost $23,283,186)		23,378,169
Preferred Securities - 2.4%

FINANCIALS - 2.4%
Banks - 1.7%
Bank of America Corp.:
6.1% (i)(j)	1,895,000	1,935,454
6.25% (i)(j)	4,895,000	5,059,940
6.5% (i)(j)	4,000,000	4,257,705
Citigroup, Inc. 5.8% (i)(j)	4,000,000	4,040,717
JPMorgan Chase & Co.:
5.15% (i)(j)	15,000,000	14,718,200
6.1% (i)(j)	4,000,000	4,145,667
6.75% (i)(j)	10,000,000	11,123,757
7.9% (i)(j)	6,250,000	6,708,794
PNC Preferred Funding Trust I 1.9206% (h)(i)(j)	3,450,000	3,171,106
SunTrust Preferred Capital I 4% (i)(j)	6,866,000	5,775,450
USB Capital IX 3.5% (i)(j)	8,625,000	7,203,336
Wachovia Capital Trust III 5.5698% (i)(j)	8,091,000	8,113,799
Wells Fargo & Co. 5.875% (i)(j)	5,000,000	5,360,774
		81,614,699
Capital Markets - 0.4%
Goldman Sachs Capital II 4% (i)(j)	7,653,000	5,990,173
Goldman Sachs Capital III 4% (i)(j)	18,715,000	14,642,408
		20,632,581
Diversified Financial Services - 0.3%
General Electric Capital Corp.:
5.25% (i)(j)	5,000,000	5,396,154
7.125% (i)(j)	10,000,000	12,003,846
		17,400,000
TOTAL PREFERRED SECURITIES (Cost $111,278,475)		119,647,280
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	306,213,659	$ 306,213,659
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	11,250,275	11,250,275
TOTAL MONEY MARKET FUNDS (Cost $317,463,934)		317,463,934
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,462,799,066)		4,934,628,992
NET OTHER ASSETS (LIABILITIES) - 0.0%		(744,351)
NET ASSETS - 100%		$ 4,933,884,641
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $255,305,411 or 5.2% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 190,728
Fidelity Securities Lending Cash Central Fund	39,553
Total	$ 230,281
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 146,981,926	$ 143,973,401	$ 3,008,525	$ -
Consumer Staples	484,564,466	476,456,066	8,108,400	-
Energy	354,712,235	349,209,860	5,502,375	-
Financials	1,267,402,226	1,237,577,913	29,824,313	-
Health Care	500,801,213	484,807,748	15,993,465	-
Industrials	151,929,619	151,929,619	-	-
Information Technology	457,998,812	457,998,768	-	44
Materials	85,170,264	85,170,264	-	-
Telecommunication Services	133,842,673	125,809,698	8,032,975	-
Utilities	209,474,552	185,091,885	24,382,667	-
Corporate Bonds	594,657,169	-	594,657,169	-
Investment Companies	86,604,454	86,604,454	-	-
Bank Loan Obligations	23,378,169	-	23,378,169	-
Preferred Securities	119,647,280	-	119,647,280	-
Money Market Funds	317,463,934	317,463,934	-	-
Total Investments in Securities:	$ 4,934,628,992	$ 4,102,093,610	$ 832,535,338	$ 44
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	0.9%
BBB	3.3%
BB	3.8%
B	3.8%
CCC,CC,C	0.9%
Not Rated	2.3%
Equities	78.6%
Short-Term Investments and Net Other Assets	6.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,883,032) - See accompanying schedule: Unaffiliated issuers (cost $4,145,335,132)	$ 4,617,165,058
Fidelity Central Funds (cost $317,463,934)	317,463,934
Total Investments (cost $4,462,799,066)		$ 4,934,628,992
Cash		822,610
Receivable for investments sold		47,718,065
Receivable for fund shares sold		4,675,360
Dividends receivable		12,392,953
Interest receivable		6,366,169
Distributions receivable from Fidelity Central Funds		41,242
Prepaid expenses		1,585
Other receivables		29,050
Total assets		5,006,676,026

Liabilities
Payable for investments purchased	$ 51,196,623
Payable for fund shares redeemed	6,292,802
Accrued management fee	2,270,346
Distribution and service plan fees payable	571,950
Other affiliated payables	816,275
Other payables and accrued expenses	393,114
Collateral on securities loaned, at value	11,250,275
Total liabilities		72,791,385

Net Assets		$ 4,933,884,641
Net Assets consist of:
Paid in capital		$ 4,337,880,594
Undistributed net investment income		27,655,540
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		96,605,839
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		471,742,668
Net Assets		$ 4,933,884,641

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($690,758,817 ÷ 47,621,699 shares)	$ 14.51

Maximum offering price per share (100/94.25 of $14.51)	$ 15.40
Class T: Net Asset Value and redemption price per share ($238,852,589 ÷ 16,474,102 shares)	$ 14.50

Maximum offering price per share (100/96.50 of $14.50)	$ 15.03
Class B: Net Asset Value and offering price per share ($6,486,585 ÷ 447,192 shares)A	$ 14.51

Class C: Net Asset Value and offering price per share ($383,384,726 ÷ 26,552,239 shares)A	$ 14.44

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($3,246,160,559 ÷ 222,547,714 shares)	$ 14.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($368,241,365 ÷ 25,296,494 shares)	$ 14.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 66,415,728
Interest		13,484,580
Income from Fidelity Central Funds		230,281
Total income		80,130,589

Expenses
Management fee	$ 13,361,342
Transfer agent fees	4,300,775
Distribution and service plan fees	3,349,498
Accounting and security lending fees	540,579
Custodian fees and expenses	45,128
Independent trustees' compensation	10,087
Registration fees	260,397
Audit	38,693
Legal	5,293
Miscellaneous	161,432
Total expenses before reductions	22,073,224
Expense reductions	(73,070)	22,000,154
Net investment income (loss)		58,130,435
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	108,379,027
Foreign currency transactions	(137,459)
Futures contracts	2,912,426
Total net realized gain (loss)		111,153,994
Change in net unrealized appreciation (depreciation) on: Investment securities	(107,335,695)
Assets and liabilities in foreign currencies	(52,439)
Futures contracts	(1,053,771)
Total change in net unrealized appreciation (depreciation)		(108,441,905)
Net gain (loss)		2,712,089
Net increase (decrease) in net assets resulting from operations		$ 60,842,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,130,435	$ 113,076,331
Net realized gain (loss)	111,153,994	288,990,222
Change in net unrealized appreciation (depreciation)	(108,441,905)	151,478,832
Net increase (decrease) in net assets resulting from operations	60,842,524	553,545,385
Distributions to shareholders from net investment income	(61,136,073)	(99,199,882)
Distributions to shareholders from net realized gain	(273,382,132)	(55,333,769)
Total distributions	(334,518,205)	(154,533,651)
Share transactions - net increase (decrease)	716,350,743	294,214,188
Total increase (decrease) in net assets	442,675,062	693,225,922

Net Assets
Beginning of period	4,491,209,579	3,797,983,657
End of period (including undistributed net investment income of $27,655,540 and undistributed net investment income of $30,661,178, respectively)	$ 4,933,884,641	$ 4,491,209,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.46	$ 14.02	$ 12.24	$ 10.77	$ 10.23	$ 9.13
Income from Investment Operations
Net investment income (loss) E	.17	.39H	.31	.31	.30	.23I
Net realized and unrealized gain (loss)	(.02) J	1.60	1.77	1.45	.55	1.05
Total from investment operations	.15	1.99	2.08	1.76	.85	1.28
Distributions from net investment income	(.19)	(.34) K	(.30)	(.29)	(.31)	(.18)
Distributions from net realized gain	(.91)	(.21) K	-	-	-	-
Total distributions	(1.10)	(.55)	(.30)	(.29)	(.31)	(.18)
Net asset value, end of period	$ 14.51	$ 15.46	$ 14.02	$ 12.24	$ 10.77	$ 10.23
Total ReturnB, C, D	1.19%	14.63%	17.17%	16.47%	8.30%	14.16%
Ratios to Average Net Assets F, L
Expenses before reductions	1.03%A	1.03%	1.05%	1.09%	1.14%	1.16%
Expenses net of fee waivers, if any	1.03%A	1.03%	1.05%	1.09%	1.14%	1.16%
Expenses net of all reductions	1.03%A	1.02%	1.04%	1.09%	1.14%	1.16%
Net investment income (loss)	2.26%A	2.68% H	2.28%	2.60%	2.76%	2.38% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 690,759	$ 648,239	$ 530,203	$ 353,726	$ 125,190	$ 77,340
Portfolio turnover rateG	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%. JThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.45	$ 14.02	$ 12.24	$ 10.77	$ 10.22	$ 9.12
Income from Investment Operations
Net investment income (loss) E	.15	.35H	.27	.28	.27	.21I
Net realized and unrealized gain (loss)	(.02) J	1.60	1.77	1.44	.56	1.05
Total from investment operations	.13	1.95	2.04	1.72	.83	1.26
Distributions from net investment income	(.17)	(.31) K	(.26)	(.25)	(.28)	(.16)
Distributions from net realized gain	(.91)	(.21) K	-	-	-	-
Total distributions	(1.08)	(.52)	(.26)	(.25)	(.28)	(.16)
Net asset value, end of period	$ 14.50	$ 15.45	$ 14.02	$ 12.24	$ 10.77	$ 10.22
Total ReturnB, C, D	1.05%	14.28%	16.86%	16.16%	8.14%	13.92%
Ratios to Average Net Assets F, L
Expenses before reductions	1.29%A	1.28%	1.31%	1.35%	1.37%	1.39%
Expenses net of fee waivers, if any	1.29%A	1.28%	1.31%	1.35%	1.37%	1.39%
Expenses net of all reductions	1.28%A	1.28%	1.30%	1.35%	1.37%	1.39%
Net investment income (loss)	2.01%A	2.42% H	2.02%	2.34%	2.52%	2.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 238,853	$ 226,563	$ 174,568	$ 123,395	$ 78,994	$ 59,931
Portfolio turnover rateG	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.
HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%. JThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.45	$ 14.00	$ 12.22	$ 10.75	$ 10.20	$ 9.10
Income from Investment Operations
Net investment income (loss) E	.11	.27H	.19	.21	.21	.16I
Net realized and unrealized gain (loss)	(.01) J	1.60	1.77	1.45	.55	1.05
Total from investment operations	.10	1.87	1.96	1.66	.76	1.21
Distributions from net investment income	(.12)	(.21) K	(.18)	(.19)	(.21)	(.11)
Distributions from net realized gain	(.91)	(.21) K	-	-	-	-
Total distributions	(1.04) M	(.42)	(.18)	(.19)	(.21)	(.11)
Net asset value, end of period	$ 14.51	$ 15.45	$ 14.00	$ 12.22	$ 10.75	$ 10.20
Total ReturnB, C, D	.80%	13.68%	16.13%	15.51%	7.48%	13.31%
Ratios to Average Net Assets F, L
Expenses before reductions	1.85%A	1.86%	1.89%	1.91%	1.93%	1.94%
Expenses net of fee waivers, if any	1.85%A	1.86%	1.89%	1.91%	1.93%	1.94%
Expenses net of all reductions	1.84%A	1.85%	1.89%	1.91%	1.92%	1.94%
Net investment income (loss)	1.45%A	1.85% H	1.44%	1.78%	1.97%	1.60% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,487	$ 8,183	$ 11,912	$ 13,962	$ 12,754	$ 15,442
Portfolio turnover rateG	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%. JThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MTotal distributions of $1.04 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.914 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.39	$ 13.97	$ 12.20	$ 10.75	$ 10.21	$ 9.11
Income from Investment Operations
Net investment income (loss) E	.11	.28H	.20	.22	.22	.16I
Net realized and unrealized gain (loss)	(.01) J	1.59	1.77	1.44	.55	1.05
Total from investment operations	.10	1.87	1.97	1.66	.77	1.21
Distributions from net investment income	(.13)	(.24) K	(.20)	(.21)	(.23)	(.11)
Distributions from net realized gain	(.91)	(.21) K	-	-	-	-
Total distributions	(1.05) M	(.45)	(.20)	(.21)	(.23)	(.11)
Net asset value, end of period	$ 14.44	$ 15.39	$ 13.97	$ 12.20	$ 10.75	$ 10.21
Total ReturnB, C, D	.80%	13.72%	16.31%	15.54%	7.54%	13.33%
Ratios to Average Net Assets F, L
Expenses before reductions	1.79%A	1.79%	1.81%	1.84%	1.88%	1.91%
Expenses net of fee waivers, if any	1.79%A	1.79%	1.81%	1.84%	1.88%	1.91%
Expenses net of all reductions	1.79%A	1.78%	1.80%	1.84%	1.87%	1.91%
Net investment income (loss)	1.51%A	1.92% H	1.53%	1.85%	2.02%	1.63% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 383,385	$ 351,654	$ 253,825	$ 140,428	$ 59,464	$ 39,889
Portfolio turnover rateG	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%. JThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MTotal distributions of $1.05 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.914 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.54	$ 14.09	$ 12.30	$ 10.82	$ 10.27	$ 9.16
Income from Investment Operations
Net investment income (loss) D	.19	.43G	.34	.34	.33	.27H
Net realized and unrealized gain (loss)	(.02) I	1.61	1.78	1.45	.56	1.05
Total from investment operations	.17	2.04	2.12	1.79	.89	1.32
Distributions from net investment income	(.21)	(.38) J	(.33)	(.31)	(.34)	(.21)
Distributions from net realized gain	(.91)	(.21) J	-	-	-	-
Total distributions	(1.12)	(.59)	(.33)	(.31)	(.34)	(.21)
Net asset value, end of period	$ 14.59	$ 15.54	$ 14.09	$ 12.30	$ 10.82	$ 10.27
Total ReturnB, C	1.32%	14.93%	17.48%	16.77%	8.69%	14.57%
Ratios to Average Net Assets E, K
Expenses before reductions	.76%A	.74%	.77%	.81%	.84%	.86%
Expenses net of fee waivers, if any	.76%A	.74%	.77%	.81%	.84%	.86%
Expenses net of all reductions	.76%A	.74%	.76%	.80%	.84%	.86%
Net investment income (loss)	2.53%A	2.96% G	2.56%	2.89%	3.06%	2.68% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,246,161	$ 2,920,815	$ 2,581,720	$ 2,190,089	$ 1,138,764	$ 542,828
Portfolio turnover rateF	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%. IThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.51	$ 14.07	$ 12.28	$ 10.80	$ 10.26	$ 9.15
Income from Investment Operations
Net investment income (loss) D	.18	.43G	.34	.34	.33	.27H
Net realized and unrealized gain (loss)	(.01) I	1.60	1.78	1.46	.55	1.06
Total from investment operations	.17	2.03	2.12	1.80	.88	1.33
Distributions from net investment income	(.21)	(.38) J	(.33)	(.32)	(.34)	(.22)
Distributions from net realized gain	(.91)	(.21) J	-	-	-	-
Total distributions	(1.12)	(.59)	(.33)	(.32)	(.34)	(.22)
Net asset value, end of period	$ 14.56	$ 15.51	$ 14.07	$ 12.28	$ 10.80	$ 10.26
Total ReturnB, C	1.32%	14.87%	17.50%	16.83%	8.61%	14.61%
Ratios to Average Net Assets E, K
Expenses before reductions	.78%A	.76%	.78%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.78%A	.76%	.78%	.81%	.83%	.83%
Expenses net of all reductions	.77%A	.76%	.77%	.81%	.82%	.83%
Net investment income (loss)	2.52%A	2.94% G	2.55%	2.88%	3.07%	2.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 368,241	$ 335,756	$ 245,756	$ 153,453	$ 32,356	$ 19,705
Portfolio turnover rateF	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%. IThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity® Strategic Dividend & Income® Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended November 30, 2014.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 574,172,551
Gross unrealized depreciation	(99,927,601)
Net unrealized appreciation (depreciation) on securities	$ 474,244,950

Tax cost	$ 4,460,384,042

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $2,912,426 and a change in net unrealized appreciation (depreciation) of $(1,053,771) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,615,992,220 and $1,283,474,483, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 848,150	$ 26,529
Class T	.25%	.25%	588,620	6,516
Class B	.75%	.25%	37,049	27,900
Class C	.75%	.25%	1,875,679	416,761
			$ 3,349,498	$ 477,706

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 202,123
Class T	42,822
Class B*	1,004
Class C*	22,918
$ 268,867

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 642,868.19
Class T	228,387.19
Class B	9,421.25
Class C	369,675.20
Strategic Dividend and Income	2,720,531.17
Institutional Class	329,893.18
	$ 4,300,775

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,452 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,681 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $39,553. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $70,217 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $821.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Strategic Dividend and Income expenses during the period in the amount of $2,032.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 8,367,503	$ 13,559,959
Class T	2,599,878	4,072,749
Class B	63,148	152,413
Class C	3,232,480	4,781,516
Strategic Dividend and Income	42,053,478	69,694,249
Institutional Class	4,819,586	6,938,996
Total	$ 61,136,073	$ 99,199,882
From net realized gain
Class A	$ 39,156,029	$ 7,846,336
Class T	13,653,434	2,541,036
Class B	475,119	172,677
Class C	21,433,098	3,806,533
Strategic Dividend and Income	178,421,481	37,341,504
Institutional Class	20,242,971	3,625,683
Total	$ 273,382,132	$ 55,333,769

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	7,535,955	11,866,330	$ 109,913,242	$ 173,633,126
Reinvestment of distributions	3,172,862	1,330,070	45,491,664	18,839,208
Shares redeemed	(5,012,101)	(9,084,861)	(72,991,055)	(132,112,070)
Net increase (decrease)	5,696,716	4,111,539	$ 82,413,851	$ 60,360,264

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class T
Shares sold	2,528,530	4,410,840	$ 36,862,588	$ 64,417,078
Reinvestment of distributions	1,079,974	433,378	15,482,091	6,127,810
Shares redeemed	(1,795,162)	(2,637,920)	(26,151,390)	(38,205,613)
Net increase (decrease)	1,813,342	2,206,298	$ 26,193,289	$ 32,339,275
Class B
Shares sold	23,996	63,103	$ 351,471	$ 913,256
Reinvestment of distributions	35,194	20,264	505,140	283,704
Shares redeemed	(141,516)	(404,427)	(2,067,645)	(5,875,260)
Net increase (decrease)	(82,326)	(321,060)	$ (1,211,034)	$ (4,678,300)
Class C
Shares sold	4,795,809	7,158,259	$ 69,696,368	$ 104,198,642
Reinvestment of distributions	1,610,791	534,555	23,027,238	7,518,607
Shares redeemed	(2,697,228)	(3,021,008)	(39,123,388)	(43,661,560)
Net increase (decrease)	3,709,372	4,671,806	$ 53,600,218	$ 68,055,689
Strategic Dividend and Income
Shares sold	45,389,957	40,428,947	$ 663,291,844	$ 593,910,146
Reinvestment of distributions	13,880,906	6,806,104	200,041,522	96,721,198
Shares redeemed	(24,658,462)	(42,540,657)	(361,532,247)	(615,164,613)
Net increase (decrease)	34,612,401	4,694,394	$ 501,801,119	$ 75,466,731
Institutional Class
Shares sold	6,764,995	8,267,802	$ 99,081,135	$ 122,019,925
Reinvestment of distributions	1,477,756	474,725	21,247,649	6,745,227
Shares redeemed	(4,588,551)	(4,571,966)	(66,775,484)	(66,094,623)
Net increase (decrease)	3,654,200	4,170,561	$ 53,553,300	$ 62,670,529

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ASDI-USAN-0715
1.802528.111
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Proxy Voting Results

Fidelity®

Strategic Dividend & Income®

Fund

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.03%
Actual		$ 1,000.00	$ 1,011.90	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.29%
Actual		$ 1,000.00	$ 1,010.50	$ 6.47
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.85%
Actual		$ 1,000.00	$ 1,008.00	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Class C	1.79%
Actual		$ 1,000.00	$ 1,008.00	$ 8.96
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Strategic Dividend and Income	.76%
Actual		$ 1,000.00	$ 1,013.20	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,013.20	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	2.9	2.5
Chevron Corp.	2.6	2.4
Pfizer, Inc.	2.2	1.1
Procter & Gamble Co.	2.1	2.4
IBM Corp.	2.1	2.0
AT&T, Inc.	2.0	0.5
Exxon Mobil Corp.	1.8	2.5
The Coca-Cola Co.	1.8	1.2
iShares S&P 500 Index ETF	1.8	0.7
Microsoft Corp.	1.7	1.5
	21.0
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.1	33.2
Information Technology	12.5	11.2
Health Care	11.3	11.1
Consumer Staples	10.9	10.3
Energy	7.9	8.2
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Common Stocks and Equity Futures 67.8%		Common Stocks and Equity Futures 67.8%
	Preferred Stocks 9.0%		Preferred Stocks 10.7%
	Convertible Bonds 5.8%		Convertible Bonds 7.9%
	Other Investments 11.0%		Other Investments 10.6%
	Short-Term Investments and Net Other Assets (Liabilities) 6.4%		Short-Term Investments and Net Other Assets (Liabilities) 3.0%
* Foreign investments	4.9%	** Foreign investments	4.5%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 12.1%
		Principal Amount (e)	Value
Convertible Bonds - 5.8%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.3%
Tesla Motors, Inc.:
0.25% 3/1/19		$ 4,840,000	$ 4,700,850
1.25% 3/1/21		5,360,000	5,135,550
1.5% 6/1/18		1,920,000	3,931,200
			13,767,600
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21		3,740,000	4,609,550
Household Durables - 0.3%
Jarden Corp. 1.875% 9/15/18		2,230,000	3,827,238
Lennar Corp. 3.25% 11/15/21 (h)		3,150,000	6,327,563
M/I Homes, Inc. 3% 3/1/18		3,850,000	3,813,906
Standard Pacific Corp. 1.25% 8/1/32		2,460,000	2,888,963
			16,857,670
Media - 0.3%
Liberty Media Corp.:
1.375% 10/15/23		2,800,000	2,775,500
3.5% 1/15/31		18,020,000	9,546,365
			12,321,865
TOTAL CONSUMER DISCRETIONARY			47,556,685
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 2.5% 1/15/19 (j)		8,463,000	11,889,889
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Clean Energy Fuels Corp. 5.25% 10/1/18 (h)		5,430,000	4,306,669
Peabody Energy Corp. 4.75% 12/15/41		23,822,000	5,970,389
Scorpio Tankers, Inc. 2.375% 7/1/19 (h)		16,200,000	17,020,125
Ship Finance International Ltd. 3.25% 2/1/18		5,680,000	5,987,118
Whiting Petroleum Corp. 1.25% 4/1/20 (h)		4,270,000	4,675,650
			37,959,951
FINANCIALS - 0.2%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		3,890,000	3,996,975
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Insurance - 0.1%
FNF Group 4.25% 8/15/18		$ 2,150,000	$ 4,455,875
TOTAL FINANCIALS			8,452,850
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.1%
HealthSouth Corp. 2% 12/1/43		7,019,000	8,510,538
Pharmaceuticals - 0.3%
Horizon Pharma Investment Ltd. 2.5% 3/15/22 (h)		2,380,000	3,236,800
Jazz Investments I Ltd. 1.875% 8/15/21 (h)		6,670,000	7,949,806
The Medicines Co. 2.5% 1/15/22 (h)		2,290,000	2,523,294
			13,709,900
TOTAL HEALTH CARE			22,220,438
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc. 1.375% 1/1/20 (h)		6,960,000	7,381,950
Ciena Corp. 3.75% 10/15/18 (h)		4,020,000	5,605,388
InterDigital, Inc. 1.5% 3/1/20 (h)		14,960,000	15,764,100
Liberty Interactive LLC 0.75% 3/30/43		7,160,000	11,451,525
			40,202,963
Internet Software & Services - 0.6%
Gogo, Inc. 3.75% 3/1/20 (h)		2,700,000	2,856,276
Twitter, Inc.:
0.25% 9/15/19 (h)		12,470,000	11,324,319
1% 9/15/21 (h)		12,510,000	11,290,275
VeriSign, Inc. 4.136% 8/15/37 (f)		1,250,000	2,357,813
			27,828,683
Semiconductors & Semiconductor Equipment - 1.1%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		6,845,000	1,950,825
3% 12/15/20 (d)		13,470,000	3,838,950
Intel Corp. 3.25% 8/1/39		9,930,000	16,868,588
Microchip Technology, Inc.:
1.625% 2/15/25 (h)		8,900,000	9,261,563
2.125% 12/15/37		2,280,000	4,507,275
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. 3% 11/15/43		$ 10,850,000	$ 12,206,250
Xilinx, Inc. 2.625% 6/15/17		2,600,000	4,291,625
			52,925,076
Software - 0.3%
Salesforce.com, Inc. 0.25% 4/1/18		2,840,000	3,551,775
Synchronoss Technologies, Inc. 0.75% 8/15/19		4,000,000	4,490,000
TiVo, Inc. 2% 10/1/21 (h)		9,980,000	9,237,738
			17,279,513
Technology Hardware, Storage & Peripherals - 0.2%
SanDisk Corp. 1.5% 8/15/17		6,190,000	8,952,288
TOTAL INFORMATION TECHNOLOGY			147,188,523
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. 3.5% 2/1/19 (h)		9,050,000	10,840,452
TOTAL CONVERTIBLE BONDS			286,108,788
Nonconvertible Bonds - 6.3%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,216,000
Media - 0.7%
Altice SA:
7.625% 2/15/25 (h)		12,055,000	11,904,313
7.75% 5/15/22 (h)		7,270,000	7,342,700
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		7,840,000	7,957,600
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (h)		7,145,000	7,743,394
			34,948,007
Multiline Retail - 0.2%
JC Penney Corp., Inc. 8.125% 10/1/19		9,120,000	9,188,400
TOTAL CONSUMER DISCRETIONARY			47,352,407
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.1%
Tops Markets LLC 8.875% 12/15/17		$ 3,760,000	$ 3,938,600
Food Products - 0.4%
H.J. Heinz Co. 4.875% 2/15/25 (h)		13,500,000	14,546,250
Post Holdings, Inc. 7.375% 2/15/22		5,858,000	5,994,667
			20,540,917
Tobacco - 0.2%
Vector Group Ltd. 7.75% 2/15/21		11,765,000	12,647,375
TOTAL CONSUMER STAPLES			37,126,892
FINANCIALS - 2.8%
Banks - 1.6%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	9,780,023
Corestates Capital II 0.9253% 1/15/27 (h)(j)		3,000,000	2,632,500
Corestates Capital III 0.8439% 2/15/27 (h)(j)		3,960,000	3,474,900
First Maryland Capital I 1.2753% 1/15/27 (j)		2,500,000	2,237,500
First Maryland Capital II 1.1282% 2/1/27 (j)		4,100,000	3,561,875
JPMorgan Chase Capital XIII 1.2231% 9/30/34 (j)		2,750,000	2,320,313
JPMorgan Chase Capital XXI 1.2288% 1/15/87 (j)		12,500,000	10,406,250
Mellon Capital IV 4% (i)(j)		3,000,000	2,544,033
PNC Capital Trust C 0.8316% 6/1/28 (j)		9,000,000	7,897,500
Wachovia Capital Trust II 0.7753% 1/15/27 (j)		32,014,000	27,732,128
Wells Fargo Capital II 0.7782% 1/30/27 (j)		5,930,000	5,136,863
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,391,125
			80,115,010
Capital Markets - 0.6%
Argos Merger Sub, Inc. 7.125% 3/15/23 (h)		11,230,000	11,903,800
Chase Capital II 0.7782% 2/1/27 (j)		7,900,000	6,730,800
Chase Capital Trust VI 0.9032% 8/1/28 (j)		5,000,000	4,260,000
JPMorgan Chase Capital XXIII 1.2739% 5/15/47 (j)		2,500,000	1,981,500
NTC Capital II 0.8653% 4/15/27 (j)		3,500,000	3,063,231
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (j)		2,570,000	2,586,063
			30,525,394
Consumer Finance - 0.2%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,715,925
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.4%
Central Fidelity Capital Trust I 1.2753% 4/15/27 (j)		$ 2,500,000	$ 2,240,625
ILFC E-Capital Trust I 4.09% 12/21/65 (h)(j)		20,530,000	19,914,100
			22,154,725
TOTAL FINANCIALS			140,511,054
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. 4.25% 10/15/19		10,250,000	10,638,475
Kindred Escrow Corp. II 8.75% 1/15/23 (h)		6,685,000	7,420,350
			18,058,825
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24		7,310,000	7,456,200
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		5,832,000	5,277,960
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.625% 9/15/15		5,000,000	5,087,500
8.875% 9/1/17		3,000,000	3,397,500
			8,485,000
TOTAL INDUSTRIALS			21,219,160
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Dell, Inc.:
5.4% 9/10/40		5,000,000	4,525,000
6.5% 4/15/38		4,440,000	4,526,025
			9,051,025
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		3,440,000	3,113,200
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Sprint Capital Corp.:
6.875% 11/15/28		$ 3,415,000	$ 3,082,038
8.75% 3/15/32		8,139,000	8,301,780
			11,383,818
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc. 6.5% 1/15/24		6,500,000	6,857,500
TOTAL TELECOMMUNICATION SERVICES			18,241,318
UTILITIES - 0.3%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (j)		7,950,000	7,353,750
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.375% 11/1/22 (h)		3,400,000	3,629,500
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (j)		3,000,000	2,891,250
TOTAL UTILITIES			13,874,500
TOTAL NONCONVERTIBLE BONDS			308,548,381
TOTAL CORPORATE BONDS (Cost $590,816,852)			594,657,169
Common Stocks - 67.8%
	Shares
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 0.3%
Ford Motor Co.	679,800	10,312,566
General Motors Co.	212,500	7,643,625
		17,956,191
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	158,000	10,355,320
DineEquity, Inc.	85,400	8,335,040
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
McDonald's Corp.	257,600	$ 24,711,568
Wyndham Worldwide Corp.	64,100	5,442,731
		48,844,659
Media - 0.2%
Stingray Digital Group, Inc.	24,900	125,141
Time Warner, Inc.	109,900	9,284,352
		9,409,493
Multiline Retail - 0.8%
Target Corp.	502,700	39,874,164
Specialty Retail - 0.3%
Foot Locker, Inc.	95,600	6,041,920
Staples, Inc.	477,200	7,857,098
		13,899,018
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	190,386	6,733,953
VF Corp.	104,800	7,381,064
		14,115,017
TOTAL CONSUMER DISCRETIONARY		144,098,542
CONSUMER STAPLES - 9.7%
Beverages - 3.3%
Anheuser-Busch InBev SA NV ADR	82,600	9,958,256
PepsiCo, Inc.	630,700	60,818,401
SABMiller PLC	76,600	4,090,616
The Coca-Cola Co.	2,177,400	89,186,304
		164,053,577
Food & Staples Retailing - 1.0%
CVS Health Corp.	137,400	14,067,012
Wal-Mart Stores, Inc.	290,000	21,538,300
Walgreens Boots Alliance, Inc.	153,600	13,185,024
		48,790,336
Food Products - 0.8%
ConAgra Foods, Inc.	398,000	15,366,780
General Mills, Inc.	266,200	14,947,130
Kellogg Co.	151,300	9,497,101
		39,811,011
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.3%
Energizer Holdings, Inc.	58,800	$ 8,331,372
Procter & Gamble Co.	1,341,858	105,188,249
		113,519,621
Tobacco - 2.3%
Altria Group, Inc.	787,000	40,294,400
Philip Morris International, Inc.	623,018	51,754,105
Reynolds American, Inc.	153,100	11,750,425
Universal Corp.	125,900	6,482,591
		110,281,521
TOTAL CONSUMER STAPLES		476,456,066
ENERGY - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Antero Midstream Partners LP	41,200	1,174,200
Chevron Corp.	1,244,200	128,152,600
Dominion Midstream Partners LP	199,619	8,415,937
Energy Transfer Equity LP	66,900	4,594,023
Enterprise Products Partners LP	438,200	14,206,444
Enviva Partners LP	124,000	2,524,640
Exxon Mobil Corp.	1,047,800	89,272,560
Husky Energy, Inc.	852,700	16,757,790
Kinder Morgan, Inc.	433,800	17,998,362
Markwest Energy Partners LP	172,500	11,148,675
MPLX LP	68,000	4,964,000
Plains GP Holdings LP Class A	410,300	11,471,988
PrairieSky Royalty Ltd. (g)	128,800	3,459,247
QEP Midstream Partners LP	87,100	1,533,831
Suncor Energy, Inc.	182,400	5,331,489
Targa Resources Corp.	29,200	2,684,940
Tesoro Logistics LP	31,500	1,821,015
Western Gas Partners LP	25,000	1,712,500
Williams Partners LP	97,482	5,447,294
		332,671,535
FINANCIALS - 20.6%
Banks - 2.0%
Community Trust Bancorp, Inc.	152,400	4,994,148
CVB Financial Corp.	341,800	5,605,520
JPMorgan Chase & Co.	386,900	25,450,282
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
PacWest Bancorp	159,300	$ 7,150,977
Prosperity Bancshares, Inc.	77,300	4,140,961
Regions Financial Corp.	1,137,900	11,481,411
Svenska Handelsbanken AB (A Shares)	382,500	5,760,042
U.S. Bancorp	373,400	16,097,274
Valley National Bancorp (g)	473,200	4,627,896
Wells Fargo & Co.	291,400	16,306,744
		101,615,255
Capital Markets - 2.6%
Ares Capital Corp.	616,200	10,321,350
BlackRock, Inc. Class A	145,400	53,184,412
KKR & Co. LP	572,900	13,148,055
The Blackstone Group LP	1,162,200	50,904,360
		127,558,177
Consumer Finance - 0.3%
Capital One Financial Corp.	203,300	16,987,748
Insurance - 1.5%
ACE Ltd.	146,800	15,631,264
First American Financial Corp.	371,900	13,280,549
MetLife, Inc.	305,400	15,960,204
The Travelers Companies, Inc.	268,700	27,170,944
		72,042,961
Real Estate Investment Trusts - 13.9%
Agree Realty Corp.	24,300	736,533
Alexandria Real Estate Equities, Inc.	275,544	25,551,195
American Campus Communities, Inc.	403,000	15,721,030
American Realty Capital Properties, Inc.	929,900	8,248,213
Ashford Hospitality Prime, Inc.	315,700	4,969,118
AvalonBay Communities, Inc.	51,640	8,598,060
Boston Properties, Inc.	295,096	38,371,333
Camden Property Trust (SBI)	205,600	15,415,888
Cedar Shopping Centers, Inc.	902,159	6,089,573
Community Healthcare Trust, Inc.	35,900	703,640
Coresite Realty Corp.	242,700	11,455,440
Corrections Corp. of America	113,054	3,974,979
Cousins Properties, Inc.	894,940	8,636,171
DCT Industrial Trust, Inc.	524,100	17,143,311
Digital Realty Trust, Inc.	321,000	21,198,840
Duke Realty LP	654,700	12,805,932
Equity Residential (SBI)	111,015	8,250,635
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc.	143,192	$ 31,877,403
Extra Space Storage, Inc.	364,800	25,546,944
Federal Realty Investment Trust (SBI)	116,708	15,693,725
FelCor Lodging Trust, Inc.	1,820,852	19,555,950
General Growth Properties, Inc.	267,400	7,575,442
Gramercy Property Trust, Inc.	413,125	10,993,256
HCP, Inc.	762,739	29,533,254
Health Care REIT, Inc.	80,796	5,676,727
Host Hotels & Resorts, Inc.	420,497	8,376,300
Inland Real Estate Corp.	164,900	1,672,086
Kite Realty Group Trust	378,183	10,229,850
Liberty Property Trust (SBI) (g)	209,200	7,309,448
Medical Properties Trust, Inc.	525,600	7,127,136
New York (REIT), Inc.	175,510	1,626,978
Outfront Media, Inc.	268,200	7,431,822
Parkway Properties, Inc.	232,300	3,993,237
Prologis, Inc.	130,810	5,178,768
Public Storage	96,199	18,618,354
Ramco-Gershenson Properties Trust (SBI)	177,600	3,058,272
Realty Income Corp. (g)	160,100	7,295,757
RLJ Lodging Trust	578,800	17,497,124
Sabra Health Care REIT, Inc.	404,600	10,721,900
Senior Housing Properties Trust (SBI)	406,100	8,126,061
Simon Property Group, Inc.	310,015	56,236,721
SL Green Realty Corp.	230,873	27,395,390
Store Capital Corp.	396,700	8,275,162
Sun Communities, Inc.	170,882	10,784,363
Taubman Centers, Inc.	201,500	14,917,045
Terreno Realty Corp.	264,400	5,380,540
The Macerich Co.	111,500	9,155,265
UDR, Inc.	718,900	23,407,384
Urban Edge Properties	773,557	16,708,831
Ventas, Inc.	261,239	17,377,618
Vornado Realty Trust	20,714	2,069,121
WP Carey, Inc.	200,500	12,769,845
WP Glimcher, Inc.	543,057	7,640,812
		684,703,782
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	693,240	$ 15,986,114
TOTAL FINANCIALS		1,018,894,037
HEALTH CARE - 9.3%
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.	38,900	5,465,839
Medtronic PLC	284,600	21,720,672
		27,186,511
Pharmaceuticals - 8.7%
AbbVie, Inc.	466,100	31,037,599
Bristol-Myers Squibb Co.	450,300	29,089,380
Eli Lilly & Co.	568,500	44,854,650
Johnson & Johnson	1,424,544	142,653,832
Merck & Co., Inc.	720,290	43,858,458
Pfizer, Inc.	3,160,700	109,834,325
Sanofi SA sponsored ADR	369,300	18,247,113
Teva Pharmaceutical Industries Ltd. sponsored ADR	173,400	10,421,340
		429,996,697
TOTAL HEALTH CARE		457,183,208
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.7%
The Boeing Co.	74,200	10,426,584
United Technologies Corp.	191,300	22,414,621
		32,841,205
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	388,200	38,517,204
Electrical Equipment - 0.4%
Eaton Corp. PLC	301,800	21,605,862
Industrial Conglomerates - 0.8%
3M Co.	93,200	14,826,256
General Electric Co.	1,006,553	27,448,700
		42,274,956
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.2%
Deere & Co.	82,700	$ 7,747,336
TOTAL INDUSTRIALS		142,986,563
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,620,000	76,792,200
QUALCOMM, Inc.	155,900	10,863,112
		87,655,312
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	83,400	5,754,600
IT Services - 2.7%
Automatic Data Processing, Inc.	111,100	9,500,161
IBM Corp.	606,300	102,858,795
Paychex, Inc.	402,000	19,862,820
		132,221,776
Semiconductors & Semiconductor Equipment - 1.6%
Cypress Semiconductor Corp.	428,700	5,886,051
GT Advanced Technologies, Inc. rights 5/15/15 (a)	4,446,831	44
Intel Corp.	1,603,900	55,270,394
Maxim Integrated Products, Inc.	510,000	17,885,700
		79,042,189
Software - 2.3%
Microsoft Corp.	1,824,800	85,510,128
Oracle Corp.	308,300	13,407,967
Symantec Corp.	634,300	15,619,638
		114,537,733
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	128,200	16,701,896
EMC Corp.	525,900	13,852,206
Hewlett-Packard Co.	246,500	8,233,100
		38,787,202
TOTAL INFORMATION TECHNOLOGY		457,998,812
MATERIALS - 1.7%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	546,100	38,778,561
LyondellBasell Industries NV Class A	300,700	30,400,770
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.	230,800	$ 7,264,001
The Dow Chemical Co.	167,600	8,726,932
		85,170,264
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,854,304	98,587,660
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	2,055,000	8,032,975
TOTAL TELECOMMUNICATION SERVICES		106,620,635
UTILITIES - 2.5%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	244,700	13,774,163
Edison International	130,200	7,917,462
Exelon Corp.	317,900	10,754,557
IDACORP, Inc.	193,300	11,495,551
PPL Corp.	680,600	23,623,626
Xcel Energy, Inc.	706,300	24,049,515
		91,614,874
Gas Utilities - 0.2%
Atmos Energy Corp.	146,000	7,886,920
Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc.	199,000	5,659,560
Multi-Utilities - 0.4%
CMS Energy Corp.	580,400	19,814,856
TOTAL UTILITIES		124,976,210
TOTAL COMMON STOCKS (Cost $2,929,318,806)		3,347,055,872
Preferred Stocks - 9.0%

Convertible Preferred Stocks - 3.6%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
William Lyon Homes, Inc. 6.50%	25,200	2,883,384
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. Series C, 2.50% (a)(h)	93,200	$ 8,108,400
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 5.75% (a)	6,700	5,502,375
Southwestern Energy Co. Series B 6.25% (a)	192,900	10,657,725
		16,160,100
FINANCIALS - 1.0%
Banks - 0.6%
Wells Fargo & Co. 7.50%	25,809	31,198,693
Real Estate Investment Trusts - 0.4%
American Tower Corp. Series A, 5.25% (a)	29,400	3,023,790
Crown Castle International Corp. 4.50%	85,300	8,773,105
Weyerhaeuser Co. Series A, 6.375%	89,500	4,852,583
		16,649,478
TOTAL FINANCIALS		47,848,171
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	22,012	7,572,348
Health Care Providers & Services - 0.4%
AmSurg Corp. Series A-1, 5.25%	57,700	7,681,313
Anthem, Inc. 5.25% (a)	155,600	8,312,152
Kindred Healthcare, Inc. 7.50% (a)	5,000	5,636,600
		21,630,065
Pharmaceuticals - 0.3%
Actavis PLC 5.50%	13,600	14,415,592
TOTAL HEALTH CARE		43,618,005
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	146,800	8,943,056
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Intelsat SA Series A, 5.75% (a)	74,475	2,327,344
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. Series A 5.50% (a)	171,800	$ 11,814,686
TOTAL TELECOMMUNICATION SERVICES		14,142,030
UTILITIES - 0.8%
Electric Utilities - 0.3%
Exelon Corp. 6.50%	212,100	10,246,551
NextEra Energy, Inc. 5.779%	51,300	2,872,287
		13,118,838
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375% (a)	65,000	7,278,700
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS (a)	226,200	15,551,250
Dominion Resources, Inc. 6.375%	59,900	3,017,762
		18,569,012
TOTAL UTILITIES		38,966,550
TOTAL CONVERTIBLE PREFERRED STOCKS		180,669,696
Nonconvertible Preferred Stocks - 5.4%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	220,000	5,880,600
FINANCIALS - 4.1%
Banks - 1.0%
Bank of America Corp. 6.50%	160,000	4,128,000
BB&T Corp. Series E, 5.625%	125,000	3,052,500
Citigroup, Inc. Series C, 5.80%	300,000	7,485,000
SunTrust Banks, Inc. Series E, 5.875%	757,800	18,876,798
U.S. Bancorp:
Series A, 3.50%	17,890	14,737,603
Series H, 5.15%	40,000	1,000,000
		49,279,901
Capital Markets - 1.3%
GMAC Capital Trust I Series 2, 8.125%	1,113,687	29,022,683
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
5.95%	65,219	$ 1,636,345
Series K, 6.375%	80,000	2,116,000
Morgan Stanley:
6.875%	200,000	5,458,000
Series I, 6.375%	120,000	3,133,200
Northern Trust Corp. Series C, 5.85%	539,882	13,885,765
State Street Corp. 6.00%	400,000	10,056,000
		65,307,993
Consumer Finance - 0.7%
Ally Financial, Inc.:
7.00% (h)	20,593	20,798,930
Series A, 8.50%	199,030	5,244,441
Capital One Financial Corp. Series D, 6.70%	160,000	4,172,800
Discover Financial Services Series B, 6.50%	200,000	5,094,000
		35,310,171
Real Estate Investment Trusts - 1.0%
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,383,800
Kimco Realty Corp. Series K, 5.625%	120,000	2,946,000
Public Storage:
Series Q, 6.50%	91,326	2,372,649
Series S, 5.90%	84,978	2,172,038
Series T, 5.75%	69,018	1,739,944
Series V, 5.375%	250,000	6,117,500
Series W, 5.20%	82,287	1,992,991
Sabra Health Care REIT, Inc. Series A, 7.125%	602,000	15,531,600
Sunstone Hotel Investors, Inc. Series D, 8.00%	204,099	5,353,517
Vornado Realty Trust Series L, 5.40%	230,000	5,253,200
		46,863,239
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	156,512	3,898,714
TOTAL FINANCIALS		200,660,018
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Corp. 6.125%	134,452	$ 3,368,023
Verizon Communications, Inc. 5.90%	370,828	9,711,985
		13,080,008
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Louisiana LLC 4.70%	150,000	3,571,500
Gulf Power Co. 5.60%	30,000	3,061,767
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%	234,116	5,841,194
Series H, 5.625%	50,121	1,255,531
Series I, 5.125%	366,273	8,720,960
Series J, 5.00%	304,771	7,247,454
SCE Trust I 5.625%	221,878	5,571,357
Southern California Edison Co.:
5.349%	44,479	4,492,379
Series D, 6.50%	54,900	5,769,650
		45,531,792
TOTAL NONCONVERTIBLE PREFERRED STOCKS		265,152,418
TOTAL PREFERRED STOCKS (Cost $407,292,241)		445,822,114
Investment Companies - 1.8%

iShares S&P 500 Index ETF (Cost $83,345,572)	407,397	86,604,454
Bank Loan Obligations - 0.5%
	Principal Amount (e)
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
H.J. Heinz Co. Tranche B 2LN, term loan 3.25% 6/7/20 (j)	$ 7,297,606	7,306,728
Bank Loan Obligations - continued
	Principal Amount (e)	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0254% 5/1/18 (j)	$ 16,050,575	$ 16,071,441
TOTAL BANK LOAN OBLIGATIONS (Cost $23,283,186)		23,378,169
Preferred Securities - 2.4%

FINANCIALS - 2.4%
Banks - 1.7%
Bank of America Corp.:
6.1% (i)(j)	1,895,000	1,935,454
6.25% (i)(j)	4,895,000	5,059,940
6.5% (i)(j)	4,000,000	4,257,705
Citigroup, Inc. 5.8% (i)(j)	4,000,000	4,040,717
JPMorgan Chase & Co.:
5.15% (i)(j)	15,000,000	14,718,200
6.1% (i)(j)	4,000,000	4,145,667
6.75% (i)(j)	10,000,000	11,123,757
7.9% (i)(j)	6,250,000	6,708,794
PNC Preferred Funding Trust I 1.9206% (h)(i)(j)	3,450,000	3,171,106
SunTrust Preferred Capital I 4% (i)(j)	6,866,000	5,775,450
USB Capital IX 3.5% (i)(j)	8,625,000	7,203,336
Wachovia Capital Trust III 5.5698% (i)(j)	8,091,000	8,113,799
Wells Fargo & Co. 5.875% (i)(j)	5,000,000	5,360,774
		81,614,699
Capital Markets - 0.4%
Goldman Sachs Capital II 4% (i)(j)	7,653,000	5,990,173
Goldman Sachs Capital III 4% (i)(j)	18,715,000	14,642,408
		20,632,581
Diversified Financial Services - 0.3%
General Electric Capital Corp.:
5.25% (i)(j)	5,000,000	5,396,154
7.125% (i)(j)	10,000,000	12,003,846
		17,400,000
TOTAL PREFERRED SECURITIES (Cost $111,278,475)		119,647,280
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	306,213,659	$ 306,213,659
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	11,250,275	11,250,275
TOTAL MONEY MARKET FUNDS (Cost $317,463,934)		317,463,934
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,462,799,066)		4,934,628,992
NET OTHER ASSETS (LIABILITIES) - 0.0%		(744,351)
NET ASSETS - 100%		$ 4,933,884,641
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $255,305,411 or 5.2% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 190,728
Fidelity Securities Lending Cash Central Fund	39,553
Total	$ 230,281
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 146,981,926	$ 143,973,401	$ 3,008,525	$ -
Consumer Staples	484,564,466	476,456,066	8,108,400	-
Energy	354,712,235	349,209,860	5,502,375	-
Financials	1,267,402,226	1,237,577,913	29,824,313	-
Health Care	500,801,213	484,807,748	15,993,465	-
Industrials	151,929,619	151,929,619	-	-
Information Technology	457,998,812	457,998,768	-	44
Materials	85,170,264	85,170,264	-	-
Telecommunication Services	133,842,673	125,809,698	8,032,975	-
Utilities	209,474,552	185,091,885	24,382,667	-
Corporate Bonds	594,657,169	-	594,657,169	-
Investment Companies	86,604,454	86,604,454	-	-
Bank Loan Obligations	23,378,169	-	23,378,169	-
Preferred Securities	119,647,280	-	119,647,280	-
Money Market Funds	317,463,934	317,463,934	-	-
Total Investments in Securities:	$ 4,934,628,992	$ 4,102,093,610	$ 832,535,338	$ 44
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	0.9%
BBB	3.3%
BB	3.8%
B	3.8%
CCC,CC,C	0.9%
Not Rated	2.3%
Equities	78.6%
Short-Term Investments and Net Other Assets	6.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,883,032) - See accompanying schedule: Unaffiliated issuers (cost $4,145,335,132)	$ 4,617,165,058
Fidelity Central Funds (cost $317,463,934)	317,463,934
Total Investments (cost $4,462,799,066)		$ 4,934,628,992
Cash		822,610
Receivable for investments sold		47,718,065
Receivable for fund shares sold		4,675,360
Dividends receivable		12,392,953
Interest receivable		6,366,169
Distributions receivable from Fidelity Central Funds		41,242
Prepaid expenses		1,585
Other receivables		29,050
Total assets		5,006,676,026

Liabilities
Payable for investments purchased	$ 51,196,623
Payable for fund shares redeemed	6,292,802
Accrued management fee	2,270,346
Distribution and service plan fees payable	571,950
Other affiliated payables	816,275
Other payables and accrued expenses	393,114
Collateral on securities loaned, at value	11,250,275
Total liabilities		72,791,385

Net Assets		$ 4,933,884,641
Net Assets consist of:
Paid in capital		$ 4,337,880,594
Undistributed net investment income		27,655,540
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		96,605,839
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		471,742,668
Net Assets		$ 4,933,884,641

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($690,758,817 ÷ 47,621,699 shares)	$ 14.51

Maximum offering price per share (100/94.25 of $14.51)	$ 15.40
Class T: Net Asset Value and redemption price per share ($238,852,589 ÷ 16,474,102 shares)	$ 14.50

Maximum offering price per share (100/96.50 of $14.50)	$ 15.03
Class B: Net Asset Value and offering price per share ($6,486,585 ÷ 447,192 shares)A	$ 14.51

Class C: Net Asset Value and offering price per share ($383,384,726 ÷ 26,552,239 shares)A	$ 14.44

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($3,246,160,559 ÷ 222,547,714 shares)	$ 14.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($368,241,365 ÷ 25,296,494 shares)	$ 14.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 66,415,728
Interest		13,484,580
Income from Fidelity Central Funds		230,281
Total income		80,130,589

Expenses
Management fee	$ 13,361,342
Transfer agent fees	4,300,775
Distribution and service plan fees	3,349,498
Accounting and security lending fees	540,579
Custodian fees and expenses	45,128
Independent trustees' compensation	10,087
Registration fees	260,397
Audit	38,693
Legal	5,293
Miscellaneous	161,432
Total expenses before reductions	22,073,224
Expense reductions	(73,070)	22,000,154
Net investment income (loss)		58,130,435
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	108,379,027
Foreign currency transactions	(137,459)
Futures contracts	2,912,426
Total net realized gain (loss)		111,153,994
Change in net unrealized appreciation (depreciation) on: Investment securities	(107,335,695)
Assets and liabilities in foreign currencies	(52,439)
Futures contracts	(1,053,771)
Total change in net unrealized appreciation (depreciation)		(108,441,905)
Net gain (loss)		2,712,089
Net increase (decrease) in net assets resulting from operations		$ 60,842,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,130,435	$ 113,076,331
Net realized gain (loss)	111,153,994	288,990,222
Change in net unrealized appreciation (depreciation)	(108,441,905)	151,478,832
Net increase (decrease) in net assets resulting from operations	60,842,524	553,545,385
Distributions to shareholders from net investment income	(61,136,073)	(99,199,882)
Distributions to shareholders from net realized gain	(273,382,132)	(55,333,769)
Total distributions	(334,518,205)	(154,533,651)
Share transactions - net increase (decrease)	716,350,743	294,214,188
Total increase (decrease) in net assets	442,675,062	693,225,922

Net Assets
Beginning of period	4,491,209,579	3,797,983,657
End of period (including undistributed net investment income of $27,655,540 and undistributed net investment income of $30,661,178, respectively)	$ 4,933,884,641	$ 4,491,209,579

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.46	$ 14.02	$ 12.24	$ 10.77	$ 10.23	$ 9.13
Income from Investment Operations
Net investment income (loss) E	.17	.39H	.31	.31	.30	.23I
Net realized and unrealized gain (loss)	(.02) J	1.60	1.77	1.45	.55	1.05
Total from investment operations	.15	1.99	2.08	1.76	.85	1.28
Distributions from net investment income	(.19)	(.34) K	(.30)	(.29)	(.31)	(.18)
Distributions from net realized gain	(.91)	(.21) K	-	-	-	-
Total distributions	(1.10)	(.55)	(.30)	(.29)	(.31)	(.18)
Net asset value, end of period	$ 14.51	$ 15.46	$ 14.02	$ 12.24	$ 10.77	$ 10.23
Total ReturnB, C, D	1.19%	14.63%	17.17%	16.47%	8.30%	14.16%
Ratios to Average Net Assets F, L
Expenses before reductions	1.03%A	1.03%	1.05%	1.09%	1.14%	1.16%
Expenses net of fee waivers, if any	1.03%A	1.03%	1.05%	1.09%	1.14%	1.16%
Expenses net of all reductions	1.03%A	1.02%	1.04%	1.09%	1.14%	1.16%
Net investment income (loss)	2.26%A	2.68% H	2.28%	2.60%	2.76%	2.38% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 690,759	$ 648,239	$ 530,203	$ 353,726	$ 125,190	$ 77,340
Portfolio turnover rateG	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%. JThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.45	$ 14.02	$ 12.24	$ 10.77	$ 10.22	$ 9.12
Income from Investment Operations
Net investment income (loss) E	.15	.35H	.27	.28	.27	.21I
Net realized and unrealized gain (loss)	(.02) J	1.60	1.77	1.44	.56	1.05
Total from investment operations	.13	1.95	2.04	1.72	.83	1.26
Distributions from net investment income	(.17)	(.31) K	(.26)	(.25)	(.28)	(.16)
Distributions from net realized gain	(.91)	(.21) K	-	-	-	-
Total distributions	(1.08)	(.52)	(.26)	(.25)	(.28)	(.16)
Net asset value, end of period	$ 14.50	$ 15.45	$ 14.02	$ 12.24	$ 10.77	$ 10.22
Total ReturnB, C, D	1.05%	14.28%	16.86%	16.16%	8.14%	13.92%
Ratios to Average Net Assets F, L
Expenses before reductions	1.29%A	1.28%	1.31%	1.35%	1.37%	1.39%
Expenses net of fee waivers, if any	1.29%A	1.28%	1.31%	1.35%	1.37%	1.39%
Expenses net of all reductions	1.28%A	1.28%	1.30%	1.35%	1.37%	1.39%
Net investment income (loss)	2.01%A	2.42% H	2.02%	2.34%	2.52%	2.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 238,853	$ 226,563	$ 174,568	$ 123,395	$ 78,994	$ 59,931
Portfolio turnover rateG	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.
HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%. JThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.45	$ 14.00	$ 12.22	$ 10.75	$ 10.20	$ 9.10
Income from Investment Operations
Net investment income (loss) E	.11	.27H	.19	.21	.21	.16I
Net realized and unrealized gain (loss)	(.01) J	1.60	1.77	1.45	.55	1.05
Total from investment operations	.10	1.87	1.96	1.66	.76	1.21
Distributions from net investment income	(.12)	(.21) K	(.18)	(.19)	(.21)	(.11)
Distributions from net realized gain	(.91)	(.21) K	-	-	-	-
Total distributions	(1.04) M	(.42)	(.18)	(.19)	(.21)	(.11)
Net asset value, end of period	$ 14.51	$ 15.45	$ 14.00	$ 12.22	$ 10.75	$ 10.20
Total ReturnB, C, D	.80%	13.68%	16.13%	15.51%	7.48%	13.31%
Ratios to Average Net Assets F, L
Expenses before reductions	1.85%A	1.86%	1.89%	1.91%	1.93%	1.94%
Expenses net of fee waivers, if any	1.85%A	1.86%	1.89%	1.91%	1.93%	1.94%
Expenses net of all reductions	1.84%A	1.85%	1.89%	1.91%	1.92%	1.94%
Net investment income (loss)	1.45%A	1.85% H	1.44%	1.78%	1.97%	1.60% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,487	$ 8,183	$ 11,912	$ 13,962	$ 12,754	$ 15,442
Portfolio turnover rateG	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%. JThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MTotal distributions of $1.04 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.914 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.39	$ 13.97	$ 12.20	$ 10.75	$ 10.21	$ 9.11
Income from Investment Operations
Net investment income (loss) E	.11	.28H	.20	.22	.22	.16I
Net realized and unrealized gain (loss)	(.01) J	1.59	1.77	1.44	.55	1.05
Total from investment operations	.10	1.87	1.97	1.66	.77	1.21
Distributions from net investment income	(.13)	(.24) K	(.20)	(.21)	(.23)	(.11)
Distributions from net realized gain	(.91)	(.21) K	-	-	-	-
Total distributions	(1.05) M	(.45)	(.20)	(.21)	(.23)	(.11)
Net asset value, end of period	$ 14.44	$ 15.39	$ 13.97	$ 12.20	$ 10.75	$ 10.21
Total ReturnB, C, D	.80%	13.72%	16.31%	15.54%	7.54%	13.33%
Ratios to Average Net Assets F, L
Expenses before reductions	1.79%A	1.79%	1.81%	1.84%	1.88%	1.91%
Expenses net of fee waivers, if any	1.79%A	1.79%	1.81%	1.84%	1.88%	1.91%
Expenses net of all reductions	1.79%A	1.78%	1.80%	1.84%	1.87%	1.91%
Net investment income (loss)	1.51%A	1.92% H	1.53%	1.85%	2.02%	1.63% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 383,385	$ 351,654	$ 253,825	$ 140,428	$ 59,464	$ 39,889
Portfolio turnover rateG	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%. JThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. KThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. MTotal distributions of $1.05 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.914 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.54	$ 14.09	$ 12.30	$ 10.82	$ 10.27	$ 9.16
Income from Investment Operations
Net investment income (loss) D	.19	.43G	.34	.34	.33	.27H
Net realized and unrealized gain (loss)	(.02) I	1.61	1.78	1.45	.56	1.05
Total from investment operations	.17	2.04	2.12	1.79	.89	1.32
Distributions from net investment income	(.21)	(.38) J	(.33)	(.31)	(.34)	(.21)
Distributions from net realized gain	(.91)	(.21) J	-	-	-	-
Total distributions	(1.12)	(.59)	(.33)	(.31)	(.34)	(.21)
Net asset value, end of period	$ 14.59	$ 15.54	$ 14.09	$ 12.30	$ 10.82	$ 10.27
Total ReturnB, C	1.32%	14.93%	17.48%	16.77%	8.69%	14.57%
Ratios to Average Net Assets E, K
Expenses before reductions	.76%A	.74%	.77%	.81%	.84%	.86%
Expenses net of fee waivers, if any	.76%A	.74%	.77%	.81%	.84%	.86%
Expenses net of all reductions	.76%A	.74%	.76%	.80%	.84%	.86%
Net investment income (loss)	2.53%A	2.96% G	2.56%	2.89%	3.06%	2.68% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,246,161	$ 2,920,815	$ 2,581,720	$ 2,190,089	$ 1,138,764	$ 542,828
Portfolio turnover rateF	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%. IThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.51	$ 14.07	$ 12.28	$ 10.80	$ 10.26	$ 9.15
Income from Investment Operations
Net investment income (loss) D	.18	.43G	.34	.34	.33	.27H
Net realized and unrealized gain (loss)	(.01) I	1.60	1.78	1.46	.55	1.06
Total from investment operations	.17	2.03	2.12	1.80	.88	1.33
Distributions from net investment income	(.21)	(.38) J	(.33)	(.32)	(.34)	(.22)
Distributions from net realized gain	(.91)	(.21) J	-	-	-	-
Total distributions	(1.12)	(.59)	(.33)	(.32)	(.34)	(.22)
Net asset value, end of period	$ 14.56	$ 15.51	$ 14.07	$ 12.28	$ 10.80	$ 10.26
Total ReturnB, C	1.32%	14.87%	17.50%	16.83%	8.61%	14.61%
Ratios to Average Net Assets E, K
Expenses before reductions	.78%A	.76%	.78%	.81%	.83%	.83%
Expenses net of fee waivers, if any	.78%A	.76%	.78%	.81%	.83%	.83%
Expenses net of all reductions	.77%A	.76%	.77%	.81%	.82%	.83%
Net investment income (loss)	2.52%A	2.94% G	2.55%	2.88%	3.07%	2.71% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 368,241	$ 335,756	$ 245,756	$ 153,453	$ 32,356	$ 19,705
Portfolio turnover rateF	56% A	58%	64%	50%	56%	130%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%. IThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. JThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity® Strategic Dividend & Income® Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended November 30, 2014.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 574,172,551
Gross unrealized depreciation	(99,927,601)
Net unrealized appreciation (depreciation) on securities	$ 474,244,950

Tax cost	$ 4,460,384,042

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $2,912,426 and a change in net unrealized appreciation (depreciation) of $(1,053,771) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,615,992,220 and $1,283,474,483, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 848,150	$ 26,529
Class T	.25%	.25%	588,620	6,516
Class B	.75%	.25%	37,049	27,900
Class C	.75%	.25%	1,875,679	416,761
			$ 3,349,498	$ 477,706

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 202,123
Class T	42,822
Class B*	1,004
Class C*	22,918
$ 268,867

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 642,868.19
Class T	228,387.19
Class B	9,421.25
Class C	369,675.20
Strategic Dividend and Income	2,720,531.17
Institutional Class	329,893.18
	$ 4,300,775

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,452 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,681 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $39,553. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $70,217 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $821.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Strategic Dividend and Income expenses during the period in the amount of $2,032.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 8,367,503	$ 13,559,959
Class T	2,599,878	4,072,749
Class B	63,148	152,413
Class C	3,232,480	4,781,516
Strategic Dividend and Income	42,053,478	69,694,249
Institutional Class	4,819,586	6,938,996
Total	$ 61,136,073	$ 99,199,882
From net realized gain
Class A	$ 39,156,029	$ 7,846,336
Class T	13,653,434	2,541,036
Class B	475,119	172,677
Class C	21,433,098	3,806,533
Strategic Dividend and Income	178,421,481	37,341,504
Institutional Class	20,242,971	3,625,683
Total	$ 273,382,132	$ 55,333,769

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	7,535,955	11,866,330	$ 109,913,242	$ 173,633,126
Reinvestment of distributions	3,172,862	1,330,070	45,491,664	18,839,208
Shares redeemed	(5,012,101)	(9,084,861)	(72,991,055)	(132,112,070)
Net increase (decrease)	5,696,716	4,111,539	$ 82,413,851	$ 60,360,264

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class T
Shares sold	2,528,530	4,410,840	$ 36,862,588	$ 64,417,078
Reinvestment of distributions	1,079,974	433,378	15,482,091	6,127,810
Shares redeemed	(1,795,162)	(2,637,920)	(26,151,390)	(38,205,613)
Net increase (decrease)	1,813,342	2,206,298	$ 26,193,289	$ 32,339,275
Class B
Shares sold	23,996	63,103	$ 351,471	$ 913,256
Reinvestment of distributions	35,194	20,264	505,140	283,704
Shares redeemed	(141,516)	(404,427)	(2,067,645)	(5,875,260)
Net increase (decrease)	(82,326)	(321,060)	$ (1,211,034)	$ (4,678,300)
Class C
Shares sold	4,795,809	7,158,259	$ 69,696,368	$ 104,198,642
Reinvestment of distributions	1,610,791	534,555	23,027,238	7,518,607
Shares redeemed	(2,697,228)	(3,021,008)	(39,123,388)	(43,661,560)
Net increase (decrease)	3,709,372	4,671,806	$ 53,600,218	$ 68,055,689
Strategic Dividend and Income
Shares sold	45,389,957	40,428,947	$ 663,291,844	$ 593,910,146
Reinvestment of distributions	13,880,906	6,806,104	200,041,522	96,721,198
Shares redeemed	(24,658,462)	(42,540,657)	(361,532,247)	(615,164,613)
Net increase (decrease)	34,612,401	4,694,394	$ 501,801,119	$ 75,466,731
Institutional Class
Shares sold	6,764,995	8,267,802	$ 99,081,135	$ 122,019,925
Reinvestment of distributions	1,477,756	474,725	21,247,649	6,745,227
Shares redeemed	(4,588,551)	(4,571,966)	(66,775,484)	(66,094,623)
Net increase (decrease)	3,654,200	4,170,561	$ 53,553,300	$ 62,670,529

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SDI-USAN-0715
1.802526.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2015